UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act File Number: 811-04015
Eaton Vance Mutual Funds Trust
(Exact Name of Registrant as Specified in Charter)
Two International Place, Boston, Massachusetts 02110
(Address of Principal Executive Offices)
Maureen A. Gemma
Two International Place, Boston, Massachusetts 02110
(Name and Address of Agent for Services)
(617) 482-8260
(Registrant’s Telephone Number)
September 30*
Date of Fiscal Year End
September 30, 2011
Date of Reporting Period
* Certain series of the Registrant recently changed fiscal year end from October 31 to September 30.

Item 1. Reports to Stockholders

Eaton Vance Atlanta Capital Horizon Growth Fund Annual Report September 30, 2011

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Annual Report September 30, 2011
Eaton Vance
Atlanta Capital Horizon Growth Fund
Table of Contents

Management’s Discussion of Fund Performance	2
Performance	3
Fund Profile	4
Endnotes and Additional Disclosures	5
Fund Expenses	6
Financial Statements	7
Report of Independent Registered Public Accounting Firm	22
Federal Tax Information	23
Special Meeting of Shareholders	24
Management and Organization	25
Important Notices	27

Eaton Vance
Atlanta Capital Horizon Growth Fund
September 30, 2011
Management’s Discussion of Fund Performance

Portfolio Managers William R. Hackney, III, CFA; Richard B. England, CFA; Brian R Mansfield; Glenn H. Shaw, CFA, each of Atlanta Capital Management Company, LLC.
Economic and Market Conditions
U.S. equity markets were especially volatile during the 12 months ending September 30, 2011. Encouraged early in the period by what appeared to be a quickening pace of economic recovery, investors drove equities to solid gains. But that momentum began to sputter during the late spring and summer of 2011, backsliding on ongoing news of the sovereign debt crisis in Europe, stubbornly high unemployment at home, and rising fiscal and political uncertainty in Washington, D.C. Pessimism continued through September 2011, with the S&P 500 Index1 returning -7.03% in that month alone. The slowdown prompted the financial markets to shift from a decidedly “risk-on” to a decidedly “risk-off” stance by the close of the 12-month period, with risk-associated assets such as stocks, corporate bonds and commodities selling off, while Treasury bonds and other safe-haven assets rallied.
The volatility was evident in equity market returns during the fiscal year, which were positive, but in the low single digits. The blue-chip Dow Jones Industrial Average rose 3.83% for the one-year period. The broader U.S. equity market, as represented by the S&P 500 Index, was up only 1.14%, and the technology-laden NASDAQ Composite Index gained 2.96% for the 12 months ending September 30, 2011.
In terms of market capitalization, large-cap stocks had the best performance, as they were less affected by the volatility than small- and mid-cap stocks. As measured by the Russell 1000 Index, large-cap stocks returned 0.91% for the fiscal year. Mid- and small-cap stocks were in negative territory, with the S&P MidCap 400 Index posting an annual return of -1.28% and the small-cap Russell 2000 Index returning -3.53% for the 12-month period.1 Growth stocks outperformed value stocks across all market capitalizations during the year.
Management Discussion
For the 11-month fiscal period ending September 30, 2011, the Fund’s Class A shares had a total return of -1.81% at net asset value (NAV). By comparison, the Fund’s primary benchmark, the Russell Midcap Growth Index (the Index)1, returned -3.00% during the same period. The Fund outperformed its benchmark as a result of both security selection and sector allocation. Fund holdings in the consumer staples sector made the largest contribution to returns compared to the Index, with selections in the food products and beverages industries outperforming similar holdings in the Index. The industrials sector was the second-largest contributor to the Fund’s returns compared to the Index and here, Fund selections in the machinery and construction & engineering industries outperformed. Also in this sector, the Fund was helped by having no exposure to the poor-performing airlines industry and by its underweight position in the air freight & logistics industry. In the information technology sector, Fund selections and underweight allocations in the semiconductor and software industries contributed positively to relative performance.
Certain sectors detracted from performance during the fiscal period. Among these, financials hurt Fund returns compared to the Index the most, primarily due to security selection in the capital markets and insurance industries. Overweight positions in the capital markets and commercial banking industries also hindered the Fund’s returns compared to the Index. Among its holdings in the consumer discretionary sector—the second largest detracting sector for the Fund during the period—underperformance in the specialty retail, textiles and household durables industries hurt, as did an overweight position in the Internet & catalog retail industry.
See Endnotes and Additional Disclosures on page 5.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. Returns are before taxes unless otherwise noted. For performance as of the most recent month end, please refer to www.eatonvance.com.

Eaton Vance
Atlanta Capital Horizon Growth Fund
September 30, 2011
Performance2

	Class A	Class B	Class C	Class I
	EXMCX	EBMCX	ECMCX	EIMCX
Symbol Inception Date	3/4/02	3/4/02	3/4/02	5/2/11

% Average Annual Total Returns at NAV

One Year	2.31	1.54	1.54	N.A.
Five Years	3.59	2.81	2.81	N.A.
Since Inception	5.08	4.31	4.30	-20.42

% SEC Average Annual Total Returns with maximum sales charge

One Year	-3.55	-3.46	0.54	N.A.
Five Years	2.37	2.45	2.81	N.A.
Since Inception	4.43	4.31	4.30	-20.42

% Maximum Sales Charge	5.75	5.00	1.00	None

Performance of $10,000

This graph shows the change in value of a hypothetical investment of $10,000 in Class A of the Fund for the period indicated. For comparison, the same investment is shown in the indicated index.

			With Maximum
	Period Beginning	At NAV	Sales Charge

Class B	3/4/02	$14,978	N.A.

Class C	3/4/02	$14,967	N.A.

Class I	5/2/11	$7,958	N.A.

See Endnotes and Additional Disclosures on page 5.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. Returns are before taxes unless otherwise noted. For performance as of the most recent month end, please refer to www.eatonvance.com.

Eaton Vance
Atlanta Capital Horizon Growth Fund
September 30, 2011
Performance2 (continued)

Total Annual Operating Expense Ratios[3]	Class A	Class B	Class C	Class I

Gross	1.69	2.44	2.44	1.44
Net	1.40	2.15	2.15	1.15

			Since Inception
% Comparative Performance[1]	One Year	Five Years	3/4/02

Russell Midcap Growth Index	0.80	1.63	4.65
S&P MidCap 400 Index	-1.28	2.20	5.54
Lipper Mid-Cap Core Funds Average	-3.30	0.14	4.18
Fund Profile

Sector Allocation (% of net assets)4

Top 10 Holdings (% of net assets)4

Green Mountain Coffee Roasters, Inc.	4.8
priceline.com, Inc.	3.2
Diamond Foods, Inc.	3.0
Affiliated Managers Group, Inc.	2.9
MercadoLibre, Inc.	2.7
Allergan, Inc.	2.5
Red Hat, Inc.	2.5
Cognizant Technology Solutions Corp., Class A	2.5
C.H. Robinson Worldwide, Inc.	2.5
Intuit, Inc.	2.5

Total	29.1

See Endnotes and Additional Disclosures on page 5.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. Returns are before taxes unless otherwise noted. For performance as of the most recent month end, please refer to www.eatonvance.com.

Eaton Vance
Atlanta Capital Horizon Growth Fund
September 30, 2011
Endnotes and Additional Disclosures

[1]	Effective July 11, 2011, the Fund’s primary benchmark changed from the S&P MidCap 400 Index to the Russell Midcap Growth Index, as it was deemed by the portfolio managers to be a more appropriate primary benchmark for the Fund. S&P 500 Index is an unmanaged index of large-cap stocks commonly used as a measure of U.S. stock market performance. Dow Jones Industrial Average is a price-weighted average of 30 blue-chip stocks that are generally the leaders in their industry. NASDAQ Composite Index is a market capitalization-weighted index of all domestic and international securities listed on NASDAQ. Russell 1000 Index is an unmanaged index of 1,000 U.S. large-cap stocks. S&P MidCap 400 Index is an unmanaged index of 400 U.S. mid-cap stocks. Russell 2000 Index is an unmanaged index of 2,000 U.S. small-cap stocks. Russell Midcap Growth Index is an unmanaged index of U.S. mid-cap growth stocks. Unless otherwise stated, indices do not reflect any applicable sales charges, commissions, leverage, taxes or other expenses of investing. Lipper Average reflects the average annual total return of funds in the same Lipper classification as the Fund. It is not possible to invest directly in an index or Lipper classification.

[2]	Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. SEC Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.

[3]	Source: Fund prospectus. Net expense ratio reflects a contractual expense reimbursement that continues through 2/28/13. Without this expense reimbursement, performance would have been lower.

[4]	Excludes cash and cash equivalents.

Fund profile subject to change due to active management.

Notice to Shareholders

The fiscal year end of the Fund was changed to September 30th. As a result, Management’s Discussion of Fund Performance and certain other sections of the report, where noted, cover an eleven-month period. Prior to April 22, 2011, the Fund invested all of its investable assets in interests in Tax-Managed Mid-Cap Core Portfolio. Effective July 11, 2011, the Fund changed its name from Eaton Vance Tax-Managed Mid-Cap Core Fund to Eaton Vance Atlanta Capital Horizon Growth Fund. The Fund’s name was changed in connection with other changes approved by shareholders at a Special Meeting on June 24, 2011. At such meeting, shareholders approved a change in the Fund’s investment objective to total return and a reclassification of the Fund’s investment objective from fundamental to non-fundamental, meaning that going forward a change in the investment objective could be approved by the Board of Trustees without shareholder approval.
The views expressed in this report are those of portfolio manager(s) and are current only through the date stated at the top of this page. These views are subject to change at any time based upon market or other conditions, and Eaton Vance and the Fund(s) disclaim any responsibility to update such views. These views may not be relied upon as investment advice and, because investment decisions are based on many factors, may not be relied upon as an indication of trading intent on behalf of any Eaton Vance fund. The commentary may contain statements that are not historical facts, referred to as “forward looking statements”. The Fund’s actual future results may differ significantly from those stated in any forward looking statement, depending on factors such as changes in securities or financial markets or general economic conditions, the volume of sales and purchases of Fund shares, the continuation of investment advisory, administrative and service contracts, and other risks discussed from time to time in the Fund’s filings with the Securities and Exchange Commission.

Eaton Vance
Atlanta Capital Horizon Growth Fund

September 30, 2011

Fund Expenses

Example: As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The actual expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (April 1, 2011 – September 30, 2011) for Class A, Class B and Class C and (May 2, 2011 – September 30, 2011) for Class I. The hypothetical expense Example is based on an investment of $1,000 invested for the one-half year period (April 1, 2011 – September 30, 2011).

Actual Expenses: The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes: The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning	Ending	Expenses Paid		Annualized
	Account Value	Account Value	During Period		Expense
	(4/1/11)	(9/30/11)	(4/1/11 – 9/30/11)		Ratio

Actual*
Class A	$1,000.00	$805.30	$6.52	***	1.44%
Class B	$1,000.00	$802.20	$9.89	***	2.19%
Class C	$1,000.00	$802.10	$9.85	***	2.18%
Class I	$1,000.00	$795.80	$4.27	***	1.15%

Hypothetical**
(5% return per year before expenses)
Class A	$1,000.00	$1,017.80	$7.28	***	1.44%
Class B	$1,000.00	$1,014.10	$11.06	***	2.19%
Class C	$1,000.00	$1,014.10	$11.01	***	2.18%
Class I	$1,000.00	$1,019.30	$5.82	***	1.15%

*	Class I had not commenced on April 1, 2011. Actual expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period); 151/365 for Class I (to reflect the period from commencement of operations on May 2, 2011 to September 30, 2011). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on March 31, 2011 (May 2, 2011 for Class I). The Example reflects the expenses of both the Fund and the Portfolio for the period while the Fund was making investments directly in the Portfolio.

**	Hypothetical expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on March 31, 2011 (May 2, 2011 for Class I). The Example reflects the expenses of both the Fund and the Portfolio for the period while the Fund was making investments directly in the Portfolio.

***	Absent an allocation of certain expenses to affiliates, the expenses would be higher.

Eaton Vance
Atlanta Capital Horizon Growth Fund

September 30, 2011

Portfolio of Investments

Common Stocks — 98.9%

Security	Shares	Value

Air Freight & Logistics — 4.7%

C.H. Robinson Worldwide, Inc.	16,000	$1,095,520
Expeditors International of Washington, Inc.	23,500	952,925

		$2,048,445

Auto Components — 1.9%

BorgWarner, Inc.(1)	14,000	$847,420

		$847,420

Beverages — 2.4%

Hansen Natural Corp.(1)	12,000	$1,047,480

		$1,047,480

Capital Markets — 3.5%

Affiliated Managers Group, Inc.(1)	16,100	$1,256,605
Greenhill & Co., Inc.	10,400	297,336

		$1,553,941

Commercial Banks — 1.4%

First Republic Bank(1)	27,500	$636,900

		$636,900

Commercial Services & Supplies — 1.6%

Stericycle, Inc.(1)	8,800	$710,336

		$710,336

Communications Equipment — 3.3%

Acme Packet, Inc.(1)	19,500	$830,505
Juniper Networks, Inc.(1)	36,000	621,360

		$1,451,865

Construction & Engineering — 0.9%

Chicago Bridge & Iron Co. NV — NY Shares	14,500	$415,135

		$415,135

Diversified Financial Services — 3.2%

IntercontinentalExchange, Inc.(1)	7,800	$922,428
MSCI, Inc., Class A(1)	15,500	470,115

		$1,392,543

Electrical Equipment — 2.1%

AMETEK, Inc.	28,500	$939,645

		$939,645

Electronic Equipment, Instruments & Components — 2.0%

Amphenol Corp., Class A	21,100	$860,247

		$860,247

Energy Equipment & Services — 5.5%

Cameron International Corp.(1)	24,000	$996,960
Core Laboratories NV	7,700	691,691
Oceaneering International, Inc.	21,000	742,140

		$2,430,791

Food Products — 7.8%

Diamond Foods, Inc.	16,300	$1,300,577
Green Mountain Coffee Roasters, Inc.(1)	22,700	2,109,738

		$3,410,315

Health Care Equipment & Supplies — 2.9%

Edwards Lifesciences Corp.(1)	9,000	$641,520
Intuitive Surgical, Inc.(1)	1,750	637,490

		$1,279,010

Health Care Technology — 2.3%

Allscripts Healthcare Solutions, Inc.(1)	29,000	$522,580
SXC Health Solutions Corp.(1)	9,000	501,300

		$1,023,880

Hotels, Restaurants & Leisure — 3.4%

Chipotle Mexican Grill, Inc.(1)	3,000	$908,850
Wynn Resorts, Ltd.	4,900	563,892

		$1,472,742

Insurance — 1.6%

Markel Corp.(1)	2,020	$721,403

		$721,403

Internet & Catalog Retail — 4.6%

Netflix, Inc.(1)	5,500	$622,380
priceline.com, Inc.(1)	3,100	1,393,326

		$2,015,706

See Notes to Financial Statements.

Eaton Vance
Atlanta Capital Horizon Growth Fund

September 30, 2011

Portfolio of Investments — continued

Security	Shares	Value

Internet Software & Services — 2.7%

MercadoLibre, Inc.	22,200	$1,193,250

		$1,193,250

IT Services — 2.5%

Cognizant Technology Solutions Corp., Class A(1)	17,500	$1,097,250

		$1,097,250

Life Sciences Tools & Services — 2.9%

Illumina, Inc.(1)	17,000	$695,640
Mettler-Toledo International, Inc.(1)	4,000	559,840

		$1,255,480

Machinery — 4.8%

AGCO Corp.(1)	20,000	$691,400
IDEX Corp.	23,500	732,260
Joy Global, Inc.	11,000	686,180

		$2,109,840

Metals & Mining — 1.5%

Cliffs Natural Resources, Inc.	13,000	$665,210

		$665,210

Multiline Retail — 2.2%

Dollar Tree, Inc.(1)	13,000	$976,430

		$976,430

Oil, Gas & Consumable Fuels — 2.4%

Denbury Resources, Inc.(1)	90,000	$1,035,000

		$1,035,000

Pharmaceuticals — 4.8%

Allergan, Inc.	13,400	$1,103,892
Perrigo Co.	10,500	1,019,655

		$2,123,547

Road & Rail — 2.1%

J.B. Hunt Transport Services, Inc.	26,000	$939,120

		$939,120

Semiconductors & Semiconductor Equipment — 2.1%

Broadcom Corp., Class A(1)	28,000	$932,120

		$932,120

Software — 9.3%

Informatica Corp.(1)	20,000	$819,000
Intuit, Inc.(1)	23,000	1,091,120
Red Hat, Inc.(1)	26,000	1,098,760
salesforce.com, inc.(1)	9,400	1,074,232

		$4,083,112

Specialty Retail — 3.7%

CarMax, Inc.(1)	26,500	$632,025
Ulta Salon, Cosmetics & Fragrance, Inc.(1)	15,700	977,011

		$1,609,036

Textiles, Apparel & Luxury Goods — 2.8%

Fossil, Inc.(1)	9,000	$729,540
lululemon athletica, inc.(1)	10,000	486,500

		$1,216,040

Total Common Stocks
(identified cost $47,111,562)		$43,493,239

Short-Term Investments — 0.8%

	Interest
Description	(000’s omitted)	Value

Eaton Vance Cash Reserves Fund, LLC, 0.08%(2)	$366	$365,592

Total Short-Term Investments
(identified cost $365,592)		$365,592

Total Investments — 99.7%
(identified cost $47,477,154)		$43,858,831

Other Assets, Less Liabilities — 0.3%		$113,118

Net Assets — 100.0%		$43,971,949

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

(2)	Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of September 30, 2011.

See Notes to Financial Statements.

Eaton Vance
Atlanta Capital Horizon Growth Fund

September 30, 2011

Statement of Assets and Liabilities

Assets	September 30, 2011

Unaffiliated investments, at value (identified cost, $47,111,562)	$43,493,239
Affiliated investment, at value (identified cost, $365,592)	365,592
Cash	616
Dividends receivable	6,072
Interest receivable from affiliated investment	87
Receivable for Fund shares sold	251,827
Receivable from affiliates	38,082

Total assets	$44,155,515

Liabilities

Payable for Fund shares redeemed	$81,700
Payable to affiliates:
Investment adviser fee	31,551
Administration fee	5,916
Distribution and service fees	19,428
Accrued expenses	44,971

Total liabilities	$183,566

Net Assets	$43,971,949

Sources of Net Assets

Paid-in capital	$36,335,858
Accumulated net realized gain	11,301,750
Accumulated net investment loss	(47,336)
Net unrealized depreciation	(3,618,323)

Total	$43,971,949

Class A Shares

Net Assets	$29,724,754
Shares Outstanding	2,108,153
Net Asset Value and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$14.10
Maximum Offering Price Per Share
(100 ÷ 94.25 of net asset value per share)	$14.96

Class B Shares

Net Assets	$3,789,803
Shares Outstanding	290,269
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$13.06

Class C Shares

Net Assets	$10,455,978
Shares Outstanding	801,345
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$13.05

Class I Shares

Net Assets	$1,414
Shares Outstanding	100
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding, including fractional shares)	$14.11

On sales of $50,000 or more, the offering price of Class A shares is reduced.

*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

See Notes to Financial Statements.

Eaton Vance
Atlanta Capital Horizon Growth Fund

September 30, 2011

Statements of Operations

	Period Ended	Year Ended
Investment Income	September 30, 2011(1)	October 31, 2010

Dividends (net of foreign taxes, $473)	$111,017	$—
Dividends allocated from Portfolio (net of foreign taxes, $107 and $0)	314,519	454,109
Interest allocated from affiliated investment	415	—
Expenses allocated from Portfolio	(216,980)	(366,750)
Expenses allocated from affiliated investment	(92)	—

Total investment income	$208,879	$87,359

Expenses

Investment adviser fee	$180,663	$—
Administration fee	71,015	59,777
Distribution and service fees
Class A	84,203	74,538
Class B	41,276	31,731
Class C	95,339	68,634
Trustees’ fees and expenses	1,304	500
Custodian fee	31,969	9,710
Transfer and dividend disbursing agent fees	46,924	46,468
Legal and accounting services	19,197	19,564
Printing and postage	47,932	16,420
Registration fees	69,824	42,004
Miscellaneous	13,151	10,813

Total expenses	$702,797	$380,159

Deduct —
Allocation of expenses to affiliates	$101,406	$34,050
Reduction of custodian fee	356	—

Total expense reductions	$101,762	$34,050

Net expenses	$601,035	$346,109

Net investment loss	$(392,156)	$(258,750)

Realized and Unrealized Gain (Loss)

Net realized gain (loss) —
Investment transactions	$3,800,746	$—
Investment transactions allocated from Portfolio	11,072,630	1,803,721
Investment transactions allocated from affiliated investment	27	—
Capital gain distributions received	5,304	—
Capital gain distributions received allocated from Portfolio	20,090	32,741

Net realized gain	$14,898,797	$1,836,462

Change in unrealized appreciation (depreciation) —
Investments	$(14,813,304)	$—
Investments allocated from Portfolio	(201,915)	6,991,663

Net change in unrealized appreciation (depreciation)	$(15,015,219)	$6,991,663

Net realized and unrealized gain (loss)	$(116,422)	$8,828,125

Net increase (decrease) in net assets from operations	$(508,578)	$8,569,375

(1)	For the eleven months ended September 30, 2011.

See Notes to Financial Statements.

Eaton Vance
Atlanta Capital Horizon Growth Fund

September 30, 2011

Statements of Changes in Net Assets

		Year Ended October 31,
	Period Ended
Increase (Decrease) in Net Assets	September 30, 2011(1)	2010	2009

From operations —
Net investment loss	$(392,156)	$(258,750)	$(91,112)
Net realized gain from investment transactions and capital gain distributions received	14,898,797	1,836,462	(910,122)
Net change in unrealized appreciation (depreciation) from investments	(15,015,219)	6,991,663	5,278,128

Net increase (decrease) in net assets from operations	$(508,578)	$8,569,375	$4,276,894

Distributions to shareholders —
From net realized gain
Class A	$(144,701)	$—	$—
Class B	(14,870)	—	—
Class C	(31,816)	—	—

Total distributions to shareholders	$(191,387)	$—	$—

Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$18,152,783	$12,426,937	$11,645,974
Class B	2,396,084	789,675	425,147
Class C	6,139,116	1,213,807	1,849,222
Class I	1,750	—	—
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	133,727	—	—
Class B	12,075	—	—
Class C	27,314	—	—
Cost of shares redeemed
Class A	(24,822,393)	(9,399,726)	(6,358,841)
Class B	(961,139)	(426,149)	(667,020)
Class C	(2,054,666)	(1,969,717)	(1,513,454)
Net asset value of shares exchanged
Class A	757,086	795,952	354,651
Class B	(757,086)	(795,952)	(354,651)

Net increase (decrease) in net assets from Fund share transactions	$(975,349)	$2,634,827	$5,381,028

Net increase (decrease) in net assets	$(1,675,314)	$11,204,202	$9,657,922

Net Assets

At beginning of period	$45,647,263	$34,443,061	$24,785,139

At end of period	$43,971,949	$45,647,263	$34,443,061

Accumulated net investment loss included in net assets

At end of period	$(47,336)	$(38,364)	$(40,554)

(1)	For the eleven months ended September 30, 2011.

See Notes to Financial Statements.

Eaton Vance
Atlanta Capital Horizon Growth Fund

September 30, 2011

Financial Highlights

	Class A

			Year Ended October 31,
	Period Ended
	September 30, 2011(1)		2010	2009	2008	2007	2006

Net asset value — Beginning of period	$14.410		$11.610	$9.910	$15.400	$13.890	$12.360

Income (Loss) From Operations

Net investment loss(2)	$(0.088	)(3)	$(0.060)	$(0.012)	$(0.035)	$(0.049)	$(0.067)
Net realized and unrealized gain (loss)	(0.166)		2.860	1.712	(4.430)	2.299	1.663

Total income (loss) from operations	$(0.254)		$2.800	$1.700	$(4.465)	$2.250	$1.596

Less Distributions

From net realized gain	$(0.056)		$—	$—	$(1.025)	$(0.740)	$(0.066)

Total distributions	$(0.056)		$—	$—	$(1.025)	$(0.740)	$(0.066)

Net asset value — End of period	$14.100		$14.410	$11.610	$9.910	$15.400	$13.890

Total Return(4)	(1.81	)%(5)	24.12%	17.15%	(31.02)%	16.93%	12.96%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$29,725		$35,125	$24,813	$16,196	$24,406	$17,718
Ratios (as a percentage of average daily net assets):
Expenses(6)(7)(8)	1.52	%(9)	1.60%	1.60%	1.60%	1.64%	1.70%
Net investment loss	(0.59	)%(3)(9)	(0.46)%	(0.11)%	(0.26)%	(0.34)%	(0.50)%
Portfolio Turnover of the Portfolio(10)	16	%(5)	33%	42%	40%	38%	55%
Portfolio Turnover of the Fund	52	%(5)(11)	—	—	—	—	—

(1)	For the eleven months ended September 30, 2011. The Fund changed its fiscal year-end from October 31 to September 30.
(2)	Computed using average shares outstanding.
(3)	Net investment loss per share reflects special dividends allocated from the Portfolio, which amounted to $0.015 per share, for the period while the Fund was making investments directly in the Portfolio. Excluding special dividends, the ratio of net investment loss to average daily net assets would have been (0.69)%.
(4)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(5)	Not annualized.
(6)	Includes the Fund’s share of the Portfolio’s allocated expenses for the period while the Fund was making investments directly in the Portfolio.
(7)	The investment adviser of the Portfolio waived a portion of its investment adviser fee and/or the administrator of the Fund subsidized certain operating expenses (equal to 0.21%, 0.09%, 0.31%, 0.06%, 0.07% and 0.07% of average daily net assets for the period ended September 30, 2011 and the years ended October 31, 2010, 2009, 2008, 2007 and 2006, respectively). A portion of the waiver and subsidy was borne by the sub-adviser. Absent this waiver and/or subsidy, total return would be lower.
(8)	Excludes the effect of custody fee credits, if any, of less than 0.005%.
(9)	Annualized.
(10)	Portfolio turnover represents the rate of portfolio activity for the period while the Fund was making investments directly in the Portfolio.
(11)	For the period from April 22, 2011 through September 30, 2011 when the Fund was making investments directly in securities.

See Notes to Financial Statements.

Eaton Vance
Atlanta Capital Horizon Growth Fund

September 30, 2011

Financial Highlights — continued

	Class B

			Year Ended October 31,
	Period Ended
	September 30, 2011(1)		2010	2009	2008	2007	2006

Net asset value — Beginning of period	$13.450		$10.920	$9.380	$14.740	$13.420	$12.030

Income (Loss) From Operations

Net investment loss(2)	$(0.195	)(3)	$(0.146)	$(0.075)	$(0.127)	$(0.151)	$(0.161)
Net realized and unrealized gain (loss)	(0.139)		2.676	1.615	(4.208)	2.211	1.617

Total income (loss) from operations	$(0.334)		$2.530	$1.540	$(4.335)	$2.060	$1.456

Less Distributions

From net realized gain	$(0.056)		$—	$—	$(1.025)	$(0.740)	$(0.066)

Total distributions	$(0.056)		$—	$—	$(1.025)	$(0.740)	$(0.066)

Net asset value — End of period	$13.060		$13.450	$10.920	$9.380	$14.740	$13.420

Total Return(4)	(2.53	)%(5)	23.17%	16.42%	(31.56)%	16.07%	12.15%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$3,790		$3,327	$3,102	$3,316	$5,950	$6,577
Ratios (as a percentage of average daily net assets):
Expenses(6)(7)(8)	2.25	%(9)	2.35%	2.35%	2.35%	2.39%	2.45%
Net investment loss	(1.39	)%(3)(9)	(1.21)%	(0.80)%	(1.01)%	(1.08)%	(1.25)%
Portfolio Turnover of the Portfolio(10)	16	%(5)	33%	42%	40%	38%	55%
Portfolio Turnover of the Fund	52	%(5)(11)	—	—	—	—	—

(1)	For the eleven months ended September 30, 2011. The Fund changed its fiscal year-end from October 31 to September 30.
(2)	Computed using average shares outstanding.
(3)	Net investment loss per share reflects special dividends allocated from the Portfolio, which amounted to $0.014 per share, for the period while the Fund was making investments directly in the Portfolio. Excluding special dividends, the ratio of net investment loss to average daily net assets would have been (1.49)%.
(4)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(5)	Not annualized.
(6)	Includes the Fund’s share of the Portfolio’s allocated expenses while the Fund was making investments directly in the Portfolio.
(7)	The investment adviser of the Portfolio waived a portion of its investment adviser fee and/or the administrator of the Fund subsidized certain operating expenses (equal to 0.21%, 0.09%, 0.31%, 0.06%, 0.07% and 0.07% of average daily net assets for the period ended September 30, 2011 and the years ended October 31, 2010, 2009, 2008, 2007 and 2006, respectively). A portion of the waiver and subsidy was borne by the sub-adviser. Absent this waiver and/or subsidy, total return would be lower.
(8)	Excludes the effect of custody fee credits, if any, of less than 0.005%.
(9)	Annualized.
(10)	Portfolio turnover represents the rate of portfolio activity for the period while the Fund was making investments directly in the Portfolio.
(11)	For the period from April 22, 2011 through September 30, 2011 when the Fund was making investments directly in securities.

See Notes to Financial Statements.

Eaton Vance
Atlanta Capital Horizon Growth Fund

September 30, 2011

Financial Highlights — continued

	Class C

			Year Ended October 31,
	Period Ended
	September 30, 2011(1)		2010	2009	2008	2007	2006

Net asset value — Beginning of period	$13.430		$10.910	$9.370	$14.740	$13.420	$12.030

Income (Loss) From Operations

Net investment loss(2)	$(0.198	)(3)	$(0.145)	$(0.080)	$(0.127)	$(0.151)	$(0.161)
Net realized and unrealized gain (loss)	(0.126)		2.665	1.620	(4.218)	2.211	1.617

Total income (loss) from operations	$(0.324)		$2.520	$1.540	$(4.345)	$2.060	$1.456

Less Distributions

From net realized gain	$(0.056)		$—	$—	$(1.025)	$(0.740)	$(0.066)

Total distributions	$(0.056)		$—	$—	$(1.025)	$(0.740)	$(0.066)

Net asset value — End of period	$13.050		$13.430	$10.910	$9.370	$14.740	$13.420

Total Return(4)	(2.46	)%(5)	23.10%	16.44%	(31.63)%	16.07%	12.15%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$10,456		$7,195	$6,528	$5,273	$8,735	$7,051
Ratios (as a percentage of average daily net assets):
Expenses(6)(7)(8)	2.25	%(9)	2.35%	2.35%	2.35%	2.39%	2.45%
Net investment loss	(1.42	)%(3)(9)	(1.20)%	(0.84)%	(1.02)%	(1.08)%	(1.25)%
Portfolio Turnover of the Portfolio(10)	16	%(5)	33%	42%	40%	38%	55%
Portfolio Turnover of the Fund	52	%(11)(5)	—	—	—	—	—

(1)	For the eleven months ended September 30, 2011. The Fund changed its fiscal year-end from October 31 to September 30.
(2)	Computed using average shares outstanding.
(3)	Net investment loss per share reflects special dividends allocated from the Portfolio, which amounted to $0.013 per share, for the period while the Fund was making investments directly in the Portfolio. Excluding special dividends, the ratio of net investment loss to average daily net assets would have been (1.51)%.
(4)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(5)	Not annualized.
(6)	Includes the Fund’s share of the Portfolio’s allocated expenses for the period while the Fund was making investments directly in the Portfolio.
(7)	The investment adviser of the Portfolio waived a portion of its investment adviser fee and/or the administrator of the Fund subsidized certain operating expenses (equal to 0.21%, 0.09%, 0.31%, 0.06%, 0.07% and 0.07% of average daily net assets for the period ended September 30, 2011 and the years ended October 31, 2010, 2009, 2008, 2007 and 2006, respectively). A portion of the waiver and subsidy was borne by the sub-adviser. Absent this waiver and/or subsidy, total return would be lower.
(8)	Excludes the effect of custody fee credits, if any, of less than 0.005%.
(9)	Annualized.
(10)	Portfolio turnover represents the rate of portfolio activity for the period while the Fund was making investments directly in the Portfolio.
(11)	For the period from April 22, 2011 through September 30, 2011 when the Fund was making investments directly in securities.

See Notes to Financial Statements.

Eaton Vance
Atlanta Capital Horizon Growth Fund

September 30, 2011

Financial Highlights — continued

	Class I

	Period Ended
	September 30, 2011(1)

Net asset value — Beginning of period	$17.730

Income (Loss) From Operations

Net investment loss(2)	$(0.058)
Net realized and unrealized loss	(3.562)

Total loss from operations	$(3.620)

Less Distributions

From net realized gain	$—

Total distributions	$—

Net asset value — End of period	$14.110

Total Return(3)	(20.42	)%(4)

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$1
Ratios (as a percentage of average daily net assets):
Expenses (5)(6)	1.15	%(7)
Net investment loss	(0.86	)%(7)
Portfolio Turnover of the Fund	52	%(4)(8)

(1)	For the period from the commencement of operations, May 2, 2011, to September 30, 2011.
(2)	Computed using average shares outstanding.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(4)	Not annualized.
(5)	The administrator of the Fund subsidized certain operating expenses (equal to 0.38% of average daily net assets for the period ended September 30, 2011). A portion of the subsidy was borne by the sub-adviser. Absent this subsidy, total return would be lower.
(6)	Excludes the effect of custody fee credits, if any, of less than 0.005%.
(7)	Annualized.
(8)	For the period from April 22, 2011 through September 30, 2011 when the Fund was making investments directly in securities.

See Notes to Financial Statements.

Eaton Vance
Atlanta Capital Horizon Growth Fund

September 30, 2011

Notes to Financial Statements

1 Significant Accounting Policies

Eaton Vance Atlanta Capital Horizon Growth Fund (formerly, Eaton Vance Tax-Managed Mid-Cap Core Fund) (the Fund) is a diversified series of Eaton Vance Mutual Funds Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund’s investment objective is to seek total return. Prior to July 11, 2011, the Fund’s objective was to achieve long-term, after-tax returns. Prior to April 22, 2011, the Fund invested all of its investable assets in interests in Tax-Managed Mid-Cap Core Portfolio (the Portfolio), a Massachusetts business trust, having the same investment objective and policies as the Fund. As of the close of business on April 21, 2011, the Fund received its pro rata share of cash and securities from the Portfolio as part of a complete liquidation of the Portfolio. As of April 22, 2011, the Fund invests directly in securities. The Fund offers four classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class B and Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Class I shares are sold at net asset value and are not subject to a sales charge. Class B shares automatically convert to Class A shares eight years after their purchase as described in the Fund’s prospectus. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America.

A Investment Valuation — Equity securities (including common shares of closed-end investment companies) listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by a third party pricing service that will use various techniques that consider factors including, but not limited to, prices or yields of securities with similar characteristics, benchmark yields, broker/dealer quotes, quotes of underlying common stock, issuer spreads, as well as industry and economic events. Short-term debt obligations purchased with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates market value. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Fund in a manner that fairly reflects the security’s value, or the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

The Fund may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). Cash Reserves Fund generally values its investment securities utilizing the amortized cost valuation technique in accordance with Rule 2a-7 under the 1940 Act. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. If amortized cost is determined not to approximate fair value, Cash Reserves Fund may value its investment securities based on available market quotations provided by a third party pricing service.

B Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Fund is informed of the ex-dividend date. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Fund’s understanding of the applicable countries’ tax rules and rates. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Prior to April 22, 2011, the net investment income or loss consisted of the Fund’s pro rata share of the net investment income or loss of the Portfolio, less all actual and accrued expenses of the Fund.

D Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

As of September 30, 2011, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. Each of the Fund’s federal tax returns filed in the 3-year period ended September 30, 2011 remains subject to examination by the Internal Revenue Service.

Eaton Vance
Atlanta Capital Horizon Growth Fund

September 30, 2011

Notes to Financial Statements — continued

E Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

F Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Fund. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Fund maintains with SSBT. All credit balances, if any, used to reduce the Fund’s custodian fees are reported as a reduction of expenses in the Statements of Operations.

G Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

2 Distributions to Shareholders

It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains (reduced by available capital loss carryforwards from prior years, if any). Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

The tax character of distributions declared for the eleven months ended September 30, 2011 and the years ended October 31, 2010 and October 31, 2009 was as follows:

		Years Ended October 31,
	Period Ended
	September 30, 2011(1)	2010	2009

Distributions declared from:
Long-term capital gains	$191,387	$—	$—

(1)	For the eleven months ended September 30, 2011.

During the eleven months ended September 30, 2011, accumulated net realized gain was decreased by $3,613,659, accumulated net investment loss was decreased by $383,184 and paid-in capital was increased by $3,230,475 due to differences between book and tax accounting, primarily for net operating losses, distributions from real estate investments trusts (REITs) and the Fund’s use of equalization accounting. Tax equalization accounting allows the Fund to treat as a distribution that portion of redemption proceeds representing a redeeming shareholder’s portion of undistributed taxable income and net capital gains. These reclassifications had no effect on the net assets or net asset value per share of the Fund.

As of September 30, 2011, the components of distributable earnings (accumulated losses) and unrealized appreciation (depreciation) on a tax basis were as follows:

Undistributed long-term capital gains	$11,223,747
Net unrealized depreciation	$(3,587,656)

The differences between components of distributable earnings (accumulated losses) on a tax basis and the amounts reflected in the Statement of Assets and Liabilities are primarily due to partnership allocations, investments in partnerships and distributions from REITs.

Eaton Vance
Atlanta Capital Horizon Growth Fund

September 30, 2011

Notes to Financial Statements — continued

3 Investment Adviser and Administration Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of EVM, as compensation for investment advisory services rendered to the Fund. The fee is computed at an annual rate of 0.80% of the Fund’s average daily net assets up to $500 million and is payable monthly. On net assets of $500 million and over, the annual fee is reduced. Prior to April 22, 2011 when the Fund’s assets were invested in the Portfolio, the Fund was allocated its share of the Portfolio’s adviser fee. The Portfolio paid advisory fees to BMR on the same fee schedule as that of the Fund as described above. Pursuant to a sub-advisory agreement, BMR pays Atlanta Capital Management Company, LLC (Atlanta Capital), an affiliate of EVM, a portion of its adviser fee for sub-advisory services provided to the Fund (and to the Portfolio for the period when the Fund’s assets were invested in the Portfolio). The Fund invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund. For the eleven months ended September 30, 2011, the Fund’s allocated portion of the adviser fee paid by the Portfolio totaled $199,510 and the adviser fee paid by the Fund amounted to $180,663. For the year ended October 31, 2010, the Fund’s allocated portion of the adviser fee paid by the Portfolio totaled $319,038. For the eleven months ended September 30, 2011 and the year ended October 31, 2010, the Fund’s investment adviser fee, including the adviser fee allocated from the Portfolio was 0.80% (annualized) and 0.80%, respectively, of the Fund’s average daily net assets. The administration fee is earned by EVM for administering the business affairs of the Fund and is computed at an annual rate of 0.15% of the Fund’s average daily net assets. The administration fee amounted to $71,015 and $59,777 for the eleven months ended September 30, 2011 and the year ended October 31, 2010, respectively.

EVM and Atlanta Capital have agreed to reimburse the Fund’s operating expenses to the extent that they exceed 1.40% (1.60% prior to May 2, 2011) annually of the Fund’s average daily net assets for Class A, 2.15% (2.35% prior to May 2, 2011) annually of the Fund’s average daily net assets for Class B and Class C, and 1.15% annually of the Fund’s average daily net assets for Class I. This agreement may be changed or terminated after February 28, 2013. Pursuant to this agreement, EVM and Atlanta Capital were allocated $31,689 and $69,717, respectively, of the Fund’s operating expenses for the eleven months ended September 30, 2011 and $10,641 and $23,409, respectively, of the Fund’s operating expenses for the year ended October 31, 2010.

EVM serves as the sub-transfer agent of the Fund and receives from the transfer agent an aggregate fee based upon the actual expenses incurred by EVM in the performance of these services. EVM earned sub-transfer agent fees of $2,593 and $2,698 for the eleven months ended September 30, 2011 and the year ended October 31, 2010, respectively. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $14,754 and $8,026 for the eleven months ended September 30, 2011 and the year ended October 31, 2010, respectively, as its portion of the sales charge on sales of Class A shares. EVD also received distribution and service fees from Class A, Class B and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5).

Except for Trustees of the Fund who are not members of EVM’s or BMR’s organizations, officers and Trustees receive remuneration for their services to the Fund out of the investment adviser fee. Trustees of the Fund who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the eleven months ended September 30, 2011, no significant amounts have been deferred. Certain officers and Trustees of the Fund are officers of the above organizations.

4 Distribution Plans

The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD amounted to $84,203 and $74,538 for Class A shares for the eleven months ended September 30, 2011 and the year ended October 31, 2010, respectively.

The Fund also has in effect distribution plans for Class B shares (Class B Plan) and Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class B and Class C Plans, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class B and Class C shares for providing ongoing distribution service and facilities to the Fund. The Fund will automatically discontinue payments to EVD during any period in which there are no outstanding Uncovered Distribution Charges, which are equivalent to the sum of (i) 6.25% of the aggregate amount received by the Fund for Class B and Class C shares sold, plus (ii) interest calculated by applying the rate of 1% over the prevailing prime rate to the outstanding balance of Uncovered Distribution Charges of EVD of each respective class, reduced by the aggregate amount of contingent deferred sales charges (see Note 5) and amounts theretofore paid or payable to EVD by each respective class. The Fund paid or accrued to EVD $30,957 and $71,504 for Class B and Class C shares, respectively, for the eleven months ended September 30, 2011 and $23,798 and $51,476 for Class B and Class C shares, respectively, for the year ended October 31, 2010 representing 0.75% of the average daily net assets of Class B and Class C shares. At September 30, 2011, the amounts of Uncovered Distribution Charges of EVD calculated under the Class B and Class C Plans were approximately $159,000 and $843,000, respectively.

Pursuant to the Class B and Class C Plans, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD and, as such, are

Eaton Vance
Atlanta Capital Horizon Growth Fund

September 30, 2011

Notes to Financial Statements — continued

not subject to automatic discontinuance when there are no outstanding Uncovered Distribution Charges of EVD. Service fees paid or accrued amounted to $10,319 and $23,835 for Class B and Class C shares, respectively, for the eleven months ended September 30, 2011 and $7,933 and $17,158 for Class B and Class C shares, respectively, for the year ended October 31, 2010.

5 Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) generally is imposed on redemptions of Class B shares made within six years of purchase and on redemptions of Class C shares made within one year of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 18 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. The CDSC for Class B shares is imposed at declining rates that begin at 5% in the case of redemptions in the first and second year after purchase, declining one percentage point each subsequent year. Class C shares are subject to a 1% CDSC if redeemed within one year of purchase. No CDSC is levied on shares which have been sold to EVM or its affiliates or to their respective employees or clients and may be waived under certain other limited conditions. CDSCs received on Class B and Class C redemptions are paid to EVD to reduce the amount of Uncovered Distribution Charges calculated under the Fund’s Class B and Class C Plans. CDSCs received on Class B and Class C redemptions when no Uncovered Distribution Charges exist are credited to the Fund. For the eleven months ended September 30, 2011, the Fund was informed that EVD received no CDSCs by Class A shareholders and approximately $8,000 and $1,000 of CDSCs paid by Class B and Class C shareholders, respectively. For the year ended October 31, 2010, the Fund was informed that EVD received no CDSCs by Class A shareholders and approximately $1,000 and $300 of CDSCs paid by Class B and Class C shareholders, respectively.

6 Purchases and Sales of Investments

Purchases and sales of investments by the Portfolio, other than short-term obligations and investments transferred to the Fund, for the period from November 1, 2010 through April 21, 2011 aggregated $13,116,874 and $60,171,918, respectively. Purchases and sales of investments by the Fund, other than short-term obligations and investments acquired in the transfer of assets from the Portfolio, for the period from April 22, 2011 through September 30, 2011 aggregated $30,673,788 and $26,007,200, respectively. Increases and decreases in the Fund’s investment in the Portfolio for the period from November 1, 2010 through April 21, 2011 were $11,268,836 and $67,957,825, respectively. Included in decreases is $51,830,191, representing the Fund’s interest in the Portfolio as of the close of business on April 21, 2011, which was exchanged for cash and securities of the Portfolio on that date having the same fair value. The Fund’s cost of its investment in the Portfolio on such date of $40,635,210 was carried forward to the assets acquired from the Portfolio and no gain or loss was recognized on the exchange.

7 Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

		Year Ended October 31,
	Period Ended
Class A	September 30, 2011(1)	2010	2009

Sales	1,105,673	960,667	1,154,432
Issued to shareholders electing to receive payments of distributions in Fund shares	8,368	—	—
Redemptions	(1,490,626)	(720,756)	(690,775)
Exchange from Class B shares	47,949	60,603	37,557

Net increase (decrease)	(328,636)	300,514	501,214

		Year Ended October 31,
	Period Ended
Class B	September 30, 2011(1)	2010	2009

Sales	156,856	63,307	45,335
Issued to shareholders electing to receive payments of distributions in Fund shares	811	—	—
Redemptions	(63,230)	(35,298)	(74,867)
Exchange to Class A shares	(51,587)	(64,788)	(39,795)

Net increase (decrease)	42,850	(36,779)	(69,327)

Eaton Vance
Atlanta Capital Horizon Growth Fund

September 30, 2011

Notes to Financial Statements — continued

		Year Ended October 31,
	Period Ended
Class C	September 30, 2011(1)	2010	2009

Sales	399,089	98,682	201,231
Issued to shareholders electing to receive payments of distributions in Fund shares	1,836	—	—
Redemptions	(135,198)	(161,673)	(165,286)

Net increase (decrease)	265,727	(62,991)	35,945

	Period Ended
Class I	September 30, 2011(2)

Sales	100

Net increase	100

(1)	For the eleven months ended September 30, 2011.
(2)	Class I commenced operations on May 2, 2011.

8 Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Fund at September 30, 2011, as determined on a federal income tax basis, were as follows:

Aggregate cost	$47,446,487

Gross unrealized appreciation	$3,466,038
Gross unrealized depreciation	(7,053,694)

Net unrealized depreciation	$(3,587,656)

9 Line of Credit

The Fund participates with other portfolios and funds managed by EVM and its affiliates in a $600 million ($450 million prior to September 12, 2011) unsecured line of credit agreement with a group of banks. Borrowings are made by the Fund solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.08% (0.10% prior to September 12, 2011) on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. The Fund did not have any significant borrowings or allocated fees during the eleven months ended September 30, 2011.

10 Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Eaton Vance
Atlanta Capital Horizon Growth Fund

September 30, 2011

Notes to Financial Statements — continued

At September 30, 2011, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total

Common Stocks	$43,493,239	$—	$—	$43,493,239
Short-Term Investments	—	365,592	—	365,592

Total Investments	$43,493,239	$365,592	$—	$43,858,831

The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

The Fund held no investments or other financial instruments as of October 31, 2010 whose fair value was determined using Level 3 inputs. At September 30, 2011, the value of investments transferred between Level 1 and Level 2, if any, during the eleven months then ended was not significant.

11 Name Change

Effective July 11, 2011, the name of the Fund was changed from Eaton Vance Tax-Managed Mid-Cap Core Fund to Eaton Vance Atlanta Capital Horizon Growth Fund.

12 Fiscal Year-End Change

Effective August 24, 2011, the fiscal year-end of the Fund was changed from October 31 to September 30.

Eaton Vance
Atlanta Capital Horizon Growth Fund

September 30, 2011

Report of Independent Registered Public Accounting Firm

To the Trustees of Eaton Vance Mutual Funds Trust and Shareholders of Eaton Vance Atlanta Capital Horizon Growth Fund (formerly Eaton Vance Tax-Managed Mid-Cap Core Fund):

We have audited the accompanying statement of assets and liabilities of Eaton Vance Atlanta Capital Horizon Growth Fund (formerly Eaton Vance Tax-Managed Mid-Cap Core Fund) (the “Fund”) (one of the funds constituting Eaton Vance Mutual Funds Trust), including the portfolio of investments, as of September 30, 2011, and the related statements of operations for the eleven month period ended September 30, 2011 and for the year ended October 31, 2010, the statements of changes in net assets for the eleven month period ended September 30, 2011 and for each of the two years in the period ended October 31, 2010, and the financial highlights for the eleven month period ended September 30, 2011 and each of the five years in the period ended October 31, 2010. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of September 30, 2011, by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Eaton Vance Atlanta Capital Horizon Growth Fund, including the portfolio of investments, as of September 30, 2011, the results of its operations for the eleven month period ended September 30, 2011 and for the year ended October 31, 2010, the changes in its net assets for the eleven month period ended September 30, 2011 and for each of the two years in the period ended October 31, 2010, and the financial highlights for the eleven month period ended September 30, 2011 and for each of the five years in the period ended October 31, 2010, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP
Boston, Massachusetts
November 21, 2011

Eaton Vance
Atlanta Capital Horizon Growth Fund

September 30, 2011

Federal Tax Information (Unaudited)

The Form 1099-DIV you receive in January 2012 will show the tax status of all distributions paid to your account in calendar year 2011. Shareholders are advised to consult their own tax adviser with respect to the tax consequences of their investment in the Fund. As required by the Internal Revenue Code and/or regulations, shareholders must be notified within 60 days of the Fund’s fiscal year end regarding the status of capital gains dividends.

Capital Gains Dividends. The Fund designates $191,387 as a capital gain dividend.

Eaton Vance
Atlanta Capital Horizon Growth Fund

September 30, 2011

Special Meeting of Shareholders (Unaudited)

The Fund held a Special Meeting of Shareholders on June 24, 2011 to approve a change in the Fund’s investment objective and to reclassify the Fund’s investment objective from fundamental to non-fundamental. The results of the vote were as follows:

	Number of Shares
	Affirmative	Against	Abstain

Proposal 1. To approve a change in the Fund’s investment objective.	1,269,683	158,268	131,675
Proposal 2. To reclassify the Fund’s investment objective from fundamental to non-fundamental.	1,257,650	176,609	125,367

Results are rounded to the nearest whole number.

Eaton Vance
Atlanta Capital Horizon Growth Fund

September 30, 2011

Management and Organization

Fund Management. The Trustees of Eaton Vance Mutual Funds Trust (the Trust) are responsible for the overall management and supervision of the Trust’s affairs. The Trustees and officers of the Trust are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Trustees and officers of the Trust hold indefinite terms of office. The “Noninterested Trustees” consist of those Trustees who are not “interested persons” of the Trust, as that term is defined under the 1940 Act. The business address of each Trustee and officer is Two International Place, Boston, Massachusetts 02110. As used below, “EVC” refers to Eaton Vance Corp., “EV” refers to Eaton Vance, Inc., “EVM” refers to Eaton Vance Management, “BMR” refers to Boston Management and Research and “EVD” refers to Eaton Vance Distributors, Inc. EVC and EV are the corporate parent and trustee, respectively, of EVM and BMR. EVD is the Fund’s principal underwriter and a wholly-owned subsidiary of EVC. Each officer affiliated with Eaton Vance may hold a position with other Eaton Vance affiliates that is comparable to his or her position with EVM listed below. Each Trustee oversees 179 portfolios in the Eaton Vance Complex (including all master and feeder funds in a master feeder structure). Each officer serves as an officer of certain other Eaton Vance funds. Each Trustee and officer serves until his or her successor is elected.

Position(s)
	with the		Principal Occupation(s) and Directorships
Name and Year of Birth	Trust	Length of Service	During Past Five Years and Other Relevant Experience

Interested Trustee

Thomas E. Faust Jr. 1958	Trustee	Since 2007	Chairman, Chief Executive Officer and President of EVC, Director and President of EV, Chief Executive Officer and President of EVM and BMR, and Director of EVD. Trustee and/or officer of 179 registered investment companies and 1 private investment company managed by EVM or BMR. Mr. Faust is an interested person because of his positions with EVM, BMR, EVD, EVC and EV, which are affiliates of the Trust.
Directorships in the Last Five Years.(1) Director of EVC.

Noninterested Trustees

Scott E. Eston 1956	Trustee	Since 2011	Private investor; formerly held various positions at Grantham, Mayo, Van Otterloo and Co., L.L.C. (investment management firm) (1997-2009), including Chief Operating Officer (2002-2009), Chief Financial Officer (1997-2009) and Chairman of the Executive Committee (2002-2008); President and Principal Executive Officer, GMO Trust (2006-2009) (open-end registered investment company); Partner, Coopers and Lybrand L.L.P. (public accounting firm) (1987-1997).
Directorships in the Last Five Years. None.

Benjamin C. Esty 1963	Trustee	Since 2005	Roy and Elizabeth Simmons Professor of Business Administration and Finance Unit Head, Harvard University Graduate School of Business Administration. Directorships in the Last Five Years.(1) None.

Allen R. Freedman 1940	Trustee	Since 2007	Private Investor. Former Chairman (2002-2004) and a Director (1983-2004) of Systems & Computer Technology Corp. (provider of software to higher education). Formerly, a Director of Loring Ward International (fund distributor) (2005-2007). Former Chairman and a Director of Indus International, Inc. (provider of enterprise management software to the power generating industry) (2005-2007). Former Chief Executive Officer of Assurant, Inc. (insurance provider) (1979-2000).
Directorships in the Last Five Years.(1) Director of Stonemor Partners, L.P. (owner and operator of cemeteries). Formerly, Director of Assurant, Inc. (insurance provider) (1979-2011).

William H. Park 1947	Trustee	Since 2003	Consultant and private investor. Formerly, Chief Financial Officer, Aveon Group L.P. (investment management firm) (2010-2011). Formerly, Vice Chairman, Commercial Industrial Finance Corp. (specialty finance company) (2006-2010). Formerly, President and Chief Executive Officer, Prizm Capital Management, LLC (investment management firm) (2002-2005). Formerly, Executive Vice President and Chief Financial Officer, United Asset Management Corporation (investment management firm) (1982-2001). Formerly, Senior Manager, Price Waterhouse (now PricewaterhouseCoopers) (an independent registered public accounting firm) (1972-1981).
Directorships in the Last Five Years.(1) None.

Ronald A. Pearlman 1940	Trustee	Since 2003	Professor of Law, Georgetown University Law Center. Formerly, Deputy Assistant Secretary (Tax Policy) and Assistant Secretary (Tax Policy), U.S. Department of the Treasury (1983-1985). Formerly, Chief of Staff, Joint Committee on Taxation, U.S. Congress (1988-1990).
Directorships in the Last Five Years.(1) None.

Eaton Vance
Atlanta Capital Horizon Growth Fund

September 30, 2011

Management and Organization — continued

Position(s)
	with the		Principal Occupation(s) and Directorships
Name and Year of Birth	Trust	Length of Service	During Past Five Years and Other Relevant Experience

Noninterested Trustees (continued)

Helen Frame Peters 1948	Trustee	Since 2008	Professor of Finance, Carroll School of Management, Boston College. Formerly, Dean, Carroll School of Management, Boston College (2000-2002). Formerly, Chief Investment Officer, Fixed Income, Scudder Kemper Investments (investment management firm) (1998-1999). Formerly, Chief Investment Officer, Equity and Fixed Income, Colonial Management Associates (investment management firm) (1991-1998).
Directorships in the Last Five Years.(1) Formerly, Director of BJ’s Wholesale Club, Inc. (wholesale club retailer) (2004-2011). Formerly, Trustee of SPDR Index Shares Funds and SPDR Series Trust (exchange traded funds) (2000-2009). Formerly, Director of Federal Home Loan Bank of Boston (a bank for banks) (2007-2009).

Lynn A. Stout 1957	Trustee	Since 1998	Paul Hastings Professor of Corporate and Securities Law (since 2006) and Professor of Law (2001-2006), University of California at Los Angeles School of Law.
Directorships in the Last Five Years.(1) None.

Harriett Tee Taggart 1948	Trustee	Since 2011	Managing Director, Taggart Associates (a professional practice firm); formerly, Partner and Senior Vice President, Wellington Management Company, LLP (investment management firm) (1983-2006).
Directorships in the Last Five Years. Director of Albemarle Corporation (chemicals manufacturer) (since 2007) and The Hanover Group (specialty property and casualty insurance company) (since 2009). Formerly, Director of Lubrizol Corporation (specialty chemicals) (2007-2011).

Ralph F. Verni 1943	Chairman of the Board and Trustee	Chairman of the Board since 2007 and Trustee since 2005	Consultant and private investor. Formerly, Chief Investment Officer (1982-1992), Chief Financial Officer (1988-1990) and Director (1982-1992), New England Life. Formerly, Chairperson, New England Mutual Funds (1982-1992). Formerly, President and Chief Executive Officer, State Street Management & Research (1992-2000). Formerly, Chairperson, State Street Research Mutual Funds (1992-2000). Formerly, Director, W.P. Carey, LLC (1998-2004) and First Pioneer Farm Credit Corp. (2002-2006).
Directorships in the Last Five Years.(1) None.

Principal Officers who are not Trustees

Position(s)
	with the	Length of	Principal Occupation(s)
Name and Year of Birth	Trust	Service	During Past Five Years

Duncan W. Richardson 1957	President	Since 2011(2)	Director of EVC and Executive Vice President and Chief Equity Investment Officer of EVC, EVM and BMR.

Payson F. Swaffield 1956	Vice President	Since 2011	Chief Income Investment Officer of EVC. Vice President of EVM and BMR.

Barbara E. Campbell 1957	Treasurer	Since 2005	Vice President of EVM and BMR.

Maureen A. Gemma 1960	Vice President, Secretary and Chief Legal Officer	Vice President since 2011, Secretary since 2007 and Chief Legal Officer since 2008	Vice President of EVM and BMR.

Paul M. O’Neil 1953	Chief Compliance Officer	Since 2004	Vice President of EVM and BMR.

(1)	During their respective tenures, the Trustees (except Eston and Taggart) also served as trustees of one or more of the following Eaton Vance funds (which operated in the years noted): Eaton Vance Credit Opportunities Fund (launched in 2005 and terminated in 2010); Eaton Vance Insured Florida Plus Municipal Bond Fund (launched in 2002 and terminated in 2009); and Eaton Vance National Municipal Income Trust (launched in 1998 and terminated in 2009).

(2)	Prior to 2011, Mr. Richardson was Vice President of the Trust since 2001.

The SAI for the Fund includes additional information about the Trustees and officers of the Fund and can be obtained without charge on Eaton Vance’s website at www.eatonvance.com or by calling 1-800-262-1122.

Eaton Vance
Atlanta Capital Horizon Growth Fund

September 30, 2011

IMPORTANT NOTICES

Privacy. The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•	Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•	None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker/dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•	We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents. The Securities and Exchange Commission (the SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

This Page Intentionally Left Blank

Investment Adviser
Boston Management and Research
Two International Place
Boston, MA 02110

Sub-Adviser
Atlanta Capital Management Company, LLC
1075 Peachtree Street NE
Suite 2100
Atlanta, GA 30309

Administrator
Eaton Vance Management
Two International Place
Boston, MA 02110

Principal Underwriter*
Eaton Vance Distributors, Inc.
Two International Place
Boston, MA 02110
(617) 482-8260

Custodian
State Street Bank and Trust Company
200 Clarendon Street
Boston, MA 02116

Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Attn: Eaton Vance Funds
P.O. Box 9653
Providence, RI 02940-9653
(800) 262-1122

Independent Registered Public Accounting Firm
Deloitte & Touche LLP
200 Berkeley Street
Boston, MA 02116-5022

Fund Offices
Two International Place
Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

1301-11/11	TMMCCSRC

Eaton Vance Build America Bond Fund Annual Report September 30, 2011

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Annual Report September 30, 2011
Eaton Vance
Build America Bond Fund
Table of Contents

Management’s Discussion of Fund Performance	2
Performance	3
Fund Profile	4
Endnotes and Additional Disclosures	5
Fund Expenses	6
Financial Statements	7
Report of Independent Registered Public Accounting Firm	21
Federal Tax Information	22
Management and Organization	23
Important Notices	25

Eaton Vance
Build America Bond Fund
September 30, 2011
Management’s Discussion of Fund Performance

Portfolio Managers Cynthia J. Clemson; Craig R. Brandon, CFA

Economic and Market Conditions
The U.S. economic recovery began to sputter during the spring and summer of 2011, backsliding on ongoing news of the sovereign debt crisis in the euro zone, stubbornly high unemployment, a still-weak housing market at home, and rising fiscal and political uncertainty in our nation’s capital. The economic slowdown prompted the financial markets to shift from “risk-on” to a decidedly “risk-off” stance by the close of the 12 months ending September 30, 2011, with risk-associated assets such as stocks and commodities selling off, while Treasury bonds and other safe-haven assets rallied.
U.S. real gross domestic product (GDP) increased to an annualized rate of 2.5% in the third calendar quarter of 2011, according to an “advance” estimate by the U.S. Bureau of Economic Analysis, up from an annualized growth rate of 1.3% for the second quarter of 2011. However, both these recent measures were down from previous periods, as annualized GDP growth rates for the third and fourth quarters of 2010 came in at 2.6% and 3.1%, respectively.
Compared with other asset classes, high-quality taxable municipal bonds such as those in which the Build America Bond Fund invests performed well during the 12 months ending September 30, 2011. Their strong returns came entirely during the second half of the fiscal year, and were in many ways related to global economic turmoil, sharp volatility in the equity markets and a general flight to quality that began during the summer of 2011.
The government’s Build America Bond (BAB) program expired on December 31, 2010, and there was no new BAB issuance after that date.
Management Discussion
For the 11-month fiscal period ending September 30, 2011, the Fund’s Class A shares had a total return of 16.18% at net asset value (NAV). By comparison, the Fund’s benchmark, the Barclays Capital U.S. Aggregate Local Authorities Index (the Index)1, had a total return of 13.62%.
Several factors helped the Fund’s performance during the eleven month period. First, the Fund is highly correlated to 30-year U.S. Treasury bonds, which were the strongest-performing of all Treasuries due in part to the Federal Reserve’s decision to purchase Long Maturity Treasury securities as part of what was known as “Operation Twist.” Second, Build America Bonds are primarily issued by high-quality municipalities, and high-quality municipals generally outperformed lower-quality munis during the period (with some exceptions, such as California), as investors sought refuge from market volatility by investing in higher-quality securities. Third, since the BAB program has now expired and there has been no new issuance since January 1, 2011, BABs benefited from increasing demand for this scarce investment. Relative to Treasuries, BAB yield spreads narrowed during the period, helping them outperform both Treasuries and other sectors of the municipal bond market.
In contrast, certain factors detracted from the Fund’s performance during the period. A portion of the Fund invests in callable bonds, which tend to underperform in an up market, such as was seen in the latter half of the fiscal period. Callable bonds tend to underperform in up markets because when their market price increases above par, these bonds end up being valued to the call price instead of their longer maturities, which lowers their duration. In the decreasing interest-rate environment of the Fund’s fiscal period, longer duration bonds outperformed short-duration bonds, so bonds priced to a shorter call underperformed longer, non-callable bonds. A second detracting factor was that the Fund was underweight to California general obligation bonds, which, although they were lower quality, outperformed, bucking the flight-to-quality trend during the period.
Looking ahead, while states and municipalities have seen budget difficulties over the past three fiscal years, they also have made significant progress in addressing these budget concerns. However, as a slowing U.S. economy is likely to impact state tax revenues, we will continue to monitor closely the efforts of states and municipalities to address potential fiscal shortfalls.

See Endnotes and Additional Disclosures on page 5.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. Returns are before taxes unless otherwise noted. For performance as of the most recent month end, please refer to www.eatonvance.com.

2

Eaton Vance
Build America Bond Fund
September 30, 2011
Performance2

	Class A	Class C	Class I
Symbol	EBABX	ECBAX	EIBAX
Inception Date	11/17/09	11/17/09	11/17/09

% Average Annual Total Returns at NAV

One Year	12.18	11.44	12.55
Since Inception	15.48	14.72	15.77

% SEC Average Annual Total Returns with maximum sales charge

One Year	6.87	10.44	12.55
Since Inception	12.51	14.72	15.77

% Maximum Sales Charge	Class A	Class C	Class I

	4.75	1.00	None
Performance of $10,000

This graph shows the change in value of a hypothetical investment of $10,000 in Class A of the Fund for the period indicated. For comparison, the same investment is shown in the indicated index.

			With Maximum
	Period Beginning	At NAV	Sales Charge

Class C	11/17/09	$12,925	N.A.

Class I	11/17/09	$13,148	N.A.

See Endnotes and Additional Disclosures on page 5.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. Returns are before taxes unless otherwise noted. For performance as of the most recent month end, please refer to www.eatonvance.com.

3

Eaton Vance
Build America Bond Fund
September 30, 2011
Performance2 (continued)

% Total Annual Operating Expense Ratios[3]	Class A	Class C	Class I

Gross	2.11	2.86	1.86
Net	0.95	1.70	0.70

% Distribution Rates/Yields[4]	Class A	Class C	Class I

Distribution Rate	4.18	3.47	4.45
SEC 30-day Yield	3.50	2.95	3.93

		Since Inception
% Comparative Performance[1]	One Year	11/17/09

Barclays Capital U.S. Aggregate Local Authorities Index	11.71	11.35
Lipper General Bond Funds Average	4.21	6.87
Fund Profile

Credit Quality (% of bond holdings)5

See Endnotes and Additional Disclosures on page 5.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. Returns are before taxes unless otherwise noted. For performance as of the most recent month end, please refer to www.eatonvance.com.

4

Eaton Vance
Build America Bond Fund
September 30, 2011
Endnotes and Additional Disclosures

1.	Barclays Capital U.S. Aggregate Local Authorities Index is an unmanaged index that measures the performance of U.S. investment-grade fixed-rate debt issued directly or indirectly by local government authorities. Unless otherwise stated, indices do not reflect any applicable sales charges, commissions, leverage, taxes or other expenses of investing. Lipper Average reflects the average annual total return of funds in the same Lipper classification as the Fund. It is not possible to invest directly in an index or Lipper classification.

2.	Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. SEC Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.

3.	Source: Fund prospectus. Net expense ratio reflects a contractual expense reimbursement that continues through 2/28/13. Any amendments of this reimbursement would require written approval of the Board of Trustees. Without this expense reimbursement performance would have been lower.

4.	Fund distribution rate represents actual distributions paid to shareholders and is calculated by dividing the last regular distribution per share in the period (annualized) by the NAV at the end of the period. Distributions may be composed of ordinary income, net realized capital gains and return of capital. SEC 30-day yield is calculated by dividing the net investment income per share for the 30-day period by the maximum offering price at the end of the period and annualizing the result. Yield reflects the effect of fee waivers and expense reimbursements.
5.	Ratings are based on Moody’s, S&P or Fitch, as applicable. Credit ratings are based largely on the rating agency’s investment analysis at the time of rating and the rating assigned to any particular security is not necessarily a reflection of the issuer’s current financial condition. The rating assigned to a security by a rating agency does not necessarily reflect its assessment of the volatility of a security’s market value or of the liquidity of an investment in the security. If securities are rated differently by the rating agencies, the higher rating is shown.
Fund profile subject to change due to active management.
Notice to Shareholders
The fiscal year end of the Fund was changed to September 30th. As a result, Management’s Discussion of Fund Performance and certain other sections of the report, where noted, cover an eleven-month period.
The views expressed in this report are those of portfolio manager(s) and are current only through the date stated at the top of this page. These views are subject to change at any time based upon market or other conditions, and Eaton Vance and the Fund(s) disclaim any responsibility to update such views. These views may not be relied upon as investment advice and, because investment decisions are based on many factors, may not be relied upon as an indication of trading intent on behalf of any Eaton Vance fund. The commentary may contain statements that are not historical facts, referred to as “forward looking statements”. The Fund’s actual future results may differ significantly from those stated in any forward looking statement, depending on factors such as changes in securities or financial markets or general economic conditions, the volume of sales and purchases of Fund shares, the continuation of investment advisory, administrative and service contracts, and other risks discussed from time to time in the Fund’s filings with the Securities and Exchange Commission.

5

Eaton Vance
Build America Bond Fund

September 30, 2011

Fund Expenses

Example: As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (April 1, 2011 – September 30, 2011).

Actual Expenses: The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes: The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning	Ending	Expenses Paid		Annualized
	Account Value	Account Value	During Period*		Expense
	(4/1/11)	(9/30/11)	(4/1/11 – 9/30/11)		Ratio

Actual
Class A	$1,000.00	$1,188.80	$5.21	**	0.95%
Class C	$1,000.00	$1,185.50	$9.31	**	1.70%
Class I	$1,000.00	$1,191.30	$3.85	**	0.70%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,020.30	$4.81	**	0.95%
Class C	$1,000.00	$1,016.50	$8.59	**	1.70%
Class I	$1,000.00	$1,021.60	$3.55	**	0.70%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the half-year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on March 31, 2011.

**	Absent an allocation of certain expenses to affiliates, expenses would be higher.

6

Eaton Vance
Build America Bond Fund

September 30, 2011

Portfolio of Investments

Taxable Municipal Securities — 92.1%(1)

	Principal
	Amount
Security	(000’s omitted)	Value

Education — 3.0%

University of Texas, 6.276%, 8/15/41	$1,000	$1,136,480
University of Virginia, 6.20%, 9/1/39	260	356,208

		$1,492,688

General Obligations — 33.4%

California, 7.55%, 4/1/39	$140	$173,926
California, 7.70%, 11/1/30	1,000	1,150,200
California, 7.95%, 3/1/36	125	142,336
Commonwealth of Massachusetts, 5.456%, 12/1/39	230	282,691
Commonwealth of Pennsylvania, 5.85%, 7/15/30	1,500	1,650,270
Connecticut, 5.632%, 12/1/29	1,080	1,313,874
Dallas, TX, Independent School District, (PSF Guaranteed), 6.45%, 2/15/35	1,500	1,780,995
Denton County, TX, 5.968%, 7/15/35	1,000	1,105,680
Denver, CO, City & County School District No. 1, 5.664%, 12/1/33	75	85,607
Detroit, MI, City School District, 7.747%, 5/1/39	1,000	1,254,860
Florida, Board of Education, 5.50%, 6/1/27	1,000	1,062,850
Kauai, HI, 5.763%, 8/1/33	225	260,152
Metropolitan Government of Nashville and Davidson County, TN, 5.707%, 7/1/34	1,000	1,188,710
Montgomery County, PA, 6.03%, 9/1/39	1,030	1,148,553
New York, NY, 6.646%, 12/1/31	1,500	1,767,960
Oxford, MI, 6.50%, 5/1/39	200	214,660
Santa Monica, CA, Community College District, 6.763%, 8/1/34	1,000	1,119,290
Southwest Regional Sanitary Sewer & Water Authority, MI, 6.50%, 4/1/40	400	434,512
Texas, 5.517%, 4/1/39	175	220,748
Washington, 5.481%, 8/1/39	275	341,921

		$16,699,795

Hospital — 1.6%

King County, WA, Public Hospital District No. 1, 7.90%, 6/15/30	$250	$275,195
King County, WA, Public Hospital District No. 1, 8.00%, 6/15/40	500	539,890

		$815,085

Lease Revenue / Certificates of Participation — 3.7%

New Jersey Transportation Trust Fund Authority, 6.561%, 12/15/40	$1,025	$1,287,861
Oregon Department of Administrative Services, 6.18%, 5/1/35	500	542,935

		$1,830,796

Other Revenue — 2.0%

Battery Park City Authority, NY, 6.375%, 11/1/39	$620	$708,877
Florida State Board of Education, Lottery Revenue, 6.584%, 7/1/29	250	283,235

		$992,112

Public Power / Electric Utilities — 15.0%

American Municipal Power-Ohio, Inc., 7.499%, 2/15/50	$1,000	$1,348,000
Indiana Municipal Power Agency, 5.594%, 1/1/42	1,000	1,138,180
Municipal Electric Authority of Georgia, 6.655%, 4/1/57	1,000	1,066,420
Nebraska Public Power District, 5.323%, 1/1/30	1,000	1,063,040
Northern Illinois Municipal Power Agency, 7.62%, 1/1/30	1,000	1,190,150
Orlando, FL, Utilities Commission, 5.662%, 10/1/40	500	600,030
San Antonio, TX, Electric & Gas Revenue, 6.168%, 2/1/41	1,000	1,104,560

		$7,510,380

Special Tax Revenue — 10.4%

Massachusetts School Building Authority, 5.715%, 8/15/39	$980	$1,222,472
Miami-Dade County, FL, Transit Sales Surtax Revenue, 5.534%, 7/1/32	1,000	1,115,370
New York City Transitional Finance Authority, 5.508%, 8/1/37	1,000	1,197,840
New York Urban Development Corp., 5.77%, 3/15/39	1,385	1,658,690

		$5,194,372

Transportation — 4.6%

Maryland Transportation Authority, 5.754%, 7/1/41	$75	$93,793
Maryland Transportation Authority, 5.888%, 7/1/43	500	622,585
Pennsylvania Turnpike Commission, 5.511%, 12/1/45	500	579,970
Pennsylvania Turnpike Commission, 6.378%, 12/1/37	815	969,801

		$2,266,149

See Notes to Financial Statements.
7

Eaton Vance
Build America Bond Fund

September 30, 2011

Portfolio of Investments — continued

	Principal
	Amount
Security	(000’s omitted)	Value

Water and Sewer — 18.4%

Chesapeake, VA, Water and Sewer Revenue, 6.283%, 7/1/40	$750	$854,535
East Bay, CA, Municipal Utility District Water System Revenue, 5.874%, 6/1/40	1,000	1,248,250
Jea, FL, Water and Sewer Revenue, 6.21%, 10/1/33	100	120,258
Knoxville, TN, Wastewater System Revenue, 6.50%, 4/1/43	380	424,946
Metropolitan St. Louis, MO, Sewer District Wastewater System Revenue, 5.856%, 5/1/39	1,000	1,192,300
Metropolitan Water District of Southern California, 6.538%, 7/1/39	1,500	1,727,760
New York, NY, Municipal Water Finance Authority, 6.452%, 6/15/41	1,025	1,164,595
San Diego County, CA, Water Authority, 6.138%, 5/1/49	1,000	1,268,850
Washington County, OR, Clean Water Services, 5.701%, 10/1/30	1,000	1,183,240

		$9,184,734

Total Taxable Municipal Securities — 92.1%
(identified cost $40,633,212)		$45,986,111

Short-Term Investments — 6.1%

	Interest
Description	(000’s omitted)	Value

Eaton Vance Cash Reserves Fund, LLC, 0.08%(2)	$3,042	$3,041,933

Total Short-Term Investments
(identified cost $3,041,933)		$3,041,933

Total Investments — 98.2%
(identified cost $43,675,145)		$49,028,044

Other Assets, Less Liabilities — 1.8%		$921,683

Net Assets — 100.0%		$49,949,727

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

PSF	- Permanent School Fund

At September 30, 2011, the concentration of the Fund’s investments in the various states, determined as a percentage of net assets, is as follows:

California	13.7%
New York	13.0%
Texas	10.7%
Others, representing less than 10% individually	54.7%

(1)	Build America Bonds. Represent taxable municipal obligations issued pursuant to the America Recovery and Reinvestment Act of 2009 or other legislation providing for the issuance of taxable municipal debt on which the issuer receives federal support.

(2)	Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of September 30, 2011.

See Notes to Financial Statements.
8

Eaton Vance
Build America Bond Fund

September 30, 2011

Statement of Assets and Liabilities

Assets	September 30, 2011

Unaffiliated investments, at value (identified cost, $40,633,212)	$45,986,111
Affiliated investment, at value (identified cost, $3,041,933)	3,041,933
Interest receivable	681,007
Interest receivable from affiliated investment	142
Receivable for Fund shares sold	1,108,313
Receivable from affiliate	21,992

Total assets	$50,839,498

Liabilities

Payable for investments purchased	$647,380
Payable for Fund shares redeemed	108,877
Distributions payable	42,805
Payable to affiliates:
Investment adviser fee	22,383
Distribution and service fees	14,744
Accrued expenses	53,582

Total liabilities	$889,771

Net Assets	$49,949,727

Sources of Net Assets

Paid-in capital	$45,742,215
Accumulated net realized loss	(1,145,155)
Accumulated distributions in excess of net investment income	(232)
Net unrealized appreciation	5,352,899

Net Assets	$49,949,727

Class A Shares

Net Assets	$23,327,000
Shares Outstanding	1,936,758
Net Asset Value and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$12.04
Maximum Offering Price Per Share
(100 ÷ 95.25 of net asset value per share)	$12.64

Class C Shares

Net Assets	$13,683,960
Shares Outstanding	1,136,594
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$12.04

Class I Shares

Net Assets	$12,938,767
Shares Outstanding	1,074,130
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$12.05

On sales of $50,000 or more, the offering price of Class A shares is reduced.

*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

See Notes to Financial Statements.
9

Eaton Vance
Build America Bond Fund

September 30, 2011

Statements of Operations

	Period Ended	Period Ended
Investment Income	September 30, 2011(1)	October 31, 2010(2)

Interest	$1,380,490	$—
Interest allocated from Portfolio	952,737	1,038,760
Interest allocated from affiliated investment	486	—
Expenses allocated from Portfolio	(106,028)	(135,095)
Expenses allocated from affiliated investment	(111)	—

Total investment income	$2,227,574	$903,665

Expenses

Investment adviser fee	$147,011	$—
Distribution and service fees
Class A	44,620	29,847
Class C	115,452	43,699
Trustees’ fees and expenses	1,076	542
Custodian fee	26,475	10,172
Transfer and dividend disbursing agent fees	38,926	17,429
Legal and accounting services	35,367	25,600
Printing and postage	21,336	12,613
Registration fees	61,092	89,365
Miscellaneous	13,364	10,178

Total expenses	$504,719	$239,445

Deduct —
Allocation of expenses to affiliate	$166,414	$163,040
Reduction of custodian fee	1	—

Total expense reductions	$166,415	$163,040

Net expenses	$338,304	$76,405

Net investment income	$1,889,270	$827,260

Realized and Unrealized Gain (Loss)

Net realized gain (loss) —
Investment transactions	$(233,572)	$11,130
Investment transactions allocated from Portfolio	(849,488)	—
Investment transactions allocated from affiliated investment	25	—

Net realized gain (loss)	$(1,083,035)	$11,130

Change in unrealized appreciation (depreciation) —
Investments	$6,323,952	$381,893
Investments allocated from Portfolio	(1,352,946)	—

Net change in unrealized appreciation (depreciation)	$4,971,006	$381,893

Net realized and unrealized gain	$3,887,971	$393,023

Net increase in net assets from operations	$5,777,241	$1,220,283

(1)	For the eleven months ended September 30, 2011.
(2)	For the period from the start of business, November 17, 2009, to October 31, 2010.

See Notes to Financial Statements.
10

Eaton Vance
Build America Bond Fund

September 30, 2011

Statements of Changes in Net Assets

	Period Ended	Period Ended
Increase (Decrease) in Net Assets	September 30, 2011(1)	October 31, 2010(2)

From operations —
Net investment income	$1,889,270	$827,260
Net realized gain (loss) from investment transactions	(1,083,035)	11,130
Net change in unrealized appreciation (depreciation) from investments	4,971,006	381,893

Net increase in net assets from operations	$5,777,241	$1,220,283

Distributions to shareholders —
From net investment income
Class A	$(874,358)	$(536,506)
Class C	(480,630)	(159,496)
Class I	(580,807)	(145,536)
From net realized gain
Class A	(9,631)	—
Class C	(5,751)	—
Class I	(5,778)	—

Total distributions to shareholders	$(1,956,955)	$(841,538)

Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$11,967,747	$33,269,028
Class C	5,879,771	13,346,970
Class I	7,776,124	15,388,845
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	787,567	476,933
Class C	413,440	130,107
Class I	389,327	67,173
Cost of shares redeemed
Class A	(17,896,396)	(7,456,060)
Class C	(6,830,858)	(559,655)
Class I	(10,222,675)	(1,176,692)

Net increase (decrease) in net assets from Fund share transactions	$(7,735,953)	$53,486,649

Net increase (decrease) in net assets	$(3,915,667)	$53,865,394

Net Assets

At beginning of period	$53,865,394	$—

At end of period	$49,949,727	$53,865,394

Accumulated undistributed (distributions in excess of) net investment income included in net assets

At end of period	$(232)	$9,869

(1)	For the eleven months ended September 30, 2011.
(2)	For the period from the start of business, November 17, 2009, to October 31, 2010.

See Notes to Financial Statements.
11

Eaton Vance
Build America Bond Fund

September 30, 2011

Financial Highlights

	Class A

	Period Ended		Period Ended
	September 30, 2011(1)		October 31, 2010(2)

Net asset value — Beginning of period	$10.840		$10.000

Income (Loss) From Operations

Net investment income(3)	$0.469		$0.455
Net realized and unrealized gain	1.216		0.796

Total income from operations	$1.685		$1.251

Less Distributions

From net investment income	$(0.481)		$(0.411)
From net realized gain	(0.004)		—

Total distributions	$(0.485)		$(0.411)

Net asset value — End of period	$12.040		$10.840

Total Return(4)	16.18	%(5)	12.64	%(5)

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$23,327		$26,862
Ratios (as a percentage of average daily net assets):
Expenses(6)(7)	0.95	%(8)	0.95	%(8)
Net investment income	4.79	%(8)	4.38	%(8)
Portfolio Turnover of the Portfolio(9)	22	%(5)	1	%(5)
Portfolio Turnover of the Fund	10	%(5)(10)	—

(1)	For the eleven months ended September 30, 2011. The Fund changed its fiscal year-end from October 31 to September 30.
(2)	For the period from the start of business, November 17, 2009, to October 31, 2010.
(3)	Computed using average shares outstanding.
(4)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(5)	Not annualized.
(6)	Includes the Fund’s share of the Portfolio’s allocated expenses for the period while the Fund was making investments directly in the Portfolio.
(7)	The investment adviser of the Portfolio or Fund and administrator subsidized certain operating expenses equal to 0.41% and 1.16% of average daily net assets for the period ended September 30, 2011 and the period from the start of business, November 17, 2009, to October 31, 2010, respectively.
(8)	Annualized.
(9)	Portfolio turnover represents the rate of portfolio activity for the period when the Fund was making investments directly in the Portfolio.
(10)	For the period from March 1, 2011 through September 30, 2011 when the Fund was making investments directly in securities.

See Notes to Financial Statements.
12

Eaton Vance
Build America Bond Fund

September 30, 2011

Financial Highlights — continued

	Class C

	Period Ended		Period Ended
	September 30, 2011(1)		October 31, 2010(2)

Net asset value — Beginning of period	$10.840		$10.000

Income (Loss) From Operations

Net investment income(3)	$0.396		$0.371
Net realized and unrealized gain	1.215		0.819

Total income from operations	$1.611		$1.190

Less Distributions

From net investment income	$(0.407)		$(0.350)
From net realized gain	(0.004)		—

Total distributions	$(0.411)		$(0.350)

Net asset value — End of period	$12.040		$10.840

Total Return(4)	15.50	%(5)	11.91	%(5)

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$13,684		$13,003
Ratios (as a percentage of average daily net assets):
Expenses(6)(7)	1.70	%(8)	1.70	%(8)
Net investment income	4.05	%(8)	3.56	%(8)
Portfolio Turnover of the Portfolio(9)	22	%(5)	1	%(5)
Portfolio Turnover of the Fund	10	%(5)(10)	—

(1)	For the eleven months ended September 30, 2011. The Fund changed its fiscal year-end from October 31 to September 30.
(2)	For the period from the start of business, November 17, 2009, to October 31, 2010.
(3)	Computed using average shares outstanding.
(4)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(5)	Not annualized.
(6)	Includes the Fund’s share of the Portfolio’s allocated expenses for the period while the Fund was making investments directly in the Portfolio.
(7)	The investment adviser of the Portfolio or Fund and administrator subsidized certain operating expenses equal to 0.41% and 1.16% of average daily net assets for the period ended September 30, 2011 and the period from the start of business, November 17, 2009, to October 31, 2010, respectively.
(8)	Annualized.
(9)	Portfolio turnover represents the rate of portfolio activity for the period when the Fund was making investments directly in the Portfolio.
(10)	For the period from March 1, 2011 through September 30, 2011 when the Fund was making investments directly in securities.

See Notes to Financial Statements.
13

Eaton Vance
Build America Bond Fund

September 30, 2011

Financial Highlights — continued

	Class I

	Period Ended		Period Ended
	September 30, 2011(1)		October 31, 2010(2)

Net asset value — Beginning of period	$10.840		$10.000

Income (Loss) From Operations

Net investment income(3)	$0.495		$0.460
Net realized and unrealized gain	1.225		0.808

Total income from operations	$1.720		$1.268

Less Distributions

From net investment income	$(0.506)		$(0.428)
From net realized gain	(0.004)		—

Total distributions	$(0.510)		$(0.428)

Net asset value — End of period	$12.050		$10.840

Total Return(4)	16.55	%(5)	12.81	%(5)

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$12,939		$14,001
Ratios (as a percentage of average daily net assets):
Expenses(6)(7)	0.70	%(8)	0.70	%(8)
Net investment income	5.07	%(8)	4.45	%(8)
Portfolio Turnover of the Portfolio(9)	22	%(5)	1	%(5)
Portfolio Turnover of the Fund	10	%(5)(10)	—

(1)	For the eleven months ended September 30, 2011. The Fund changed its fiscal year-end from October 31 to September 30.
(2)	For the period from the start of business, November 17, 2009, to October 31, 2010.
(3)	Computed using average shares outstanding.
(4)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(5)	Not annualized.
(6)	Includes the Fund’s share of the Portfolio’s allocated expenses for the period while the Fund was making investments directly in the Portfolio.
(7)	The investment adviser of the Portfolio or Fund and administrator subsidized certain operating expenses equal to 0.41% and 1.16% of average daily net assets for the period ended September 30, 2011 and the period from the start of business, November 17, 2009, to October 31, 2010, respectively.
(8)	Annualized.
(9)	Portfolio turnover represents the rate of portfolio activity for the period when the Fund was making investments directly in the Portfolio.
(10)	For the period from March 1, 2011 through September 30, 2011 when the Fund was making investments directly in securities.

See Notes to Financial Statements.
14

Eaton Vance
Build America Bond Fund

September 30, 2011

Notes to Financial Statements

1 Significant Accounting Policies

Eaton Vance Build America Bond Fund (the Fund) is a diversified series of Eaton Vance Mutual Funds Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund commenced operations on November 17, 2009. The Fund’s primary investment objective is current income and its secondary objective is capital appreciation. Prior to March 1, 2011, the Fund invested all of its investable assets in interests in Build America Bond Portfolio (the Portfolio), a Massachusetts business Trust, having the same investment objective and policies as the Fund. As of the close of business on February 28, 2011, the Fund received its pro rata share of cash and securities from the Portfolio as part of a complete liquidation of the Portfolio. As of March 1, 2011, the Fund invests directly in securities. The Fund offers three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Class I shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class-specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class’s paid shares to the total value of all paid shares. Each class of shares differs in its distribution plan and certain other class-specific expenses.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America.

A Investment Valuation — Debt obligations (including short-term obligations with a remaining maturity of more than sixty days) are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term debt obligations purchased with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates market value. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Fund in a manner that fairly reflects the security’s value, or the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

The Fund may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). Cash Reserves Fund generally values its investment securities utilizing the amortized cost valuation technique in accordance with Rule 2a-7 under the 1940 Act. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. If amortized cost is determined not to approximate fair value, Cash Reserves Fund may value its investment securities in the same manner as debt obligations described above.

B Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C Income — Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Prior to March 1, 2011, the net investment income or loss consisted of the Fund’s pro rata share of the net investment income or loss of the Portfolio, less all actual and accrued expenses of the Fund.

D Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

At September 30, 2011, the Fund, for federal income tax purposes, had a capital loss carryforward of $1,097,940 which will reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. Such capital loss carryforward will expire on September 30, 2019. In addition, such capital loss carryforward cannot be utilized prior to the utilization of new capital losses, if any, created after September 30, 2011.

As of September 30, 2011, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. Each of the Fund’s federal tax returns filed since the start of business on November 17, 2009 to September 30, 2011 remains subject to examination by the Internal Revenue Service.

15

Eaton Vance
Build America Bond Fund

September 30, 2011

Notes to Financial Statements — continued

E Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

F Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Fund. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Fund maintains with SSBT. All credit balances, if any, used to reduce the Fund’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

G Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

I When-Issued Securities and Delayed Delivery Transactions — The Fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. The Fund maintains security positions for these commitments such that sufficient liquid assets will be available to make payments upon settlement. Securities purchased on a delayed delivery or when-issued basis are marked-to-market daily and begin earning interest on settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

2 Distributions to Shareholders

The Fund declares dividends daily to shareholders of record at the time of declaration. Distributions are generally paid monthly. Distributions of realized capital gains (reduced by available capital loss carryforwards from prior years, if any) are made at least annually. Distributions to shareholders are recorded on the ex-dividend date. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

The tax character of distributions declared for the eleven months ended September 30, 2011 and the period ended October 31, 2010 was as follows:

	Period Ended	Period Ended
	September 30, 2011(1)	October 31, 2010(2)

Distributions declared from:
Ordinary income	$1,956,955	$841,538

(1)	For the eleven months ended September 30, 2011.
(2)	For the period from the start of business, November 17, 2009, to October 31, 2010.

During the eleven months ended September 30, 2011, accumulated distributions in excess of net investment income was decreased by $36,424 and accumulated net realized loss was increased by $36,424 due to differences between book and tax accounting, primarily for accretion of market discount and dividend redesignations. These reclassifications had no effect on the net assets or net asset value per share of the Fund.

16

Eaton Vance
Build America Bond Fund

September 30, 2011

Notes to Financial Statements — continued

As of September 30, 2011, the components of distributable earnings (accumulated losses) and unrealized appreciation (depreciation) on a tax basis were as follows:

Undistributed ordinary income	$42,384
Capital loss carryforward	$(1,097,940)
Net unrealized appreciation	$5,305,873
Other temporary differences	$(42,805)

The differences between components of distributable earnings (accumulated losses) on a tax basis and the amounts reflected in the Statement of Assets and Liabilities are primarily due to the timing of recognizing distributions to shareholders, partnership allocations, investments in partnerships and accretion of market discount.

3 Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of EVM, as compensation for investment advisory services rendered to the Fund. The fee is computed at an annual rate of 0.60% of the Fund’s average daily net assets up to $1 billion, and at reduced rates on daily net assets of $1 billion or more, and is payable monthly. Prior to March 1, 2011 when the Fund’s assets were invested in the Portfolio, the Fund was allocated its share of the Portfolio’s adviser fee. The Portfolio paid advisory fees to BMR on the same fee schedule as that of the Fund as described above. For the eleven months ended September 30, 2011, the Fund’s allocated portion of the adviser fee paid by the Portfolio totaled $96,809 and the adviser fee paid by the Fund amounted to $147,011. For the period ended October 31, 2010, the Fund’s allocated portion of the adviser fee paid by the Portfolio totaled $115,419. For the eleven months ended September 30, 2011 and the period ended October 31, 2010, the Fund’s investment adviser fee, including the adviser fee allocated from the Portfolio, was 0.60% (annualized) of the Fund’s average daily net assets. The Fund currently invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund. EVM has agreed to reimburse the Fund’s operating expenses to the extent that they exceed 0.95%, 1.70% and 0.70% annually of the Fund’s average daily net assets for Class A, Class C and Class I, respectively. This agreement may be changed or terminated after February 28, 2013. Pursuant to this agreement, EVM was allocated $166,414 and $163,040 of the Fund’s operating expenses for the eleven months ended September 30, 2011 and the period ended October 31, 2010, respectively.

EVM serves as the sub-transfer agent of the Fund and receives from the transfer agent an aggregate fee based upon the actual expenses incurred by EVM in the performance of these services. EVM earned sub-transfer agent fees of $1,076 and $590 for the eleven months ended September 30, 2011 and the period ended October 31, 2010, respectively. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $27,618 and $72,534 for the eleven months ended September 30, 2011 and the period ended October 31, 2010, respectively, as its portion of the sales charge on sales of Class A shares. EVD also received distribution and service fees from Class A and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5).

Except for Trustees of the Fund who are not members of EVM’s or BMR’s organizations, officers and Trustees receive remuneration for their services to the Fund out of the investment adviser fee. Trustees of the Fund who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the eleven months ended September 30, 2011, no significant amounts have been deferred. Certain officers and Trustees of the Fund are officers of the above organizations.

4 Distribution Plans

The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD amounted to $44,620 and $29,847, respectively, for Class A shares for the eleven months ended September 30, 2011 and the period ended October 31, 2010, respectively.

The Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. The Fund will automatically discontinue payments to EVD during any period in which there are no outstanding Uncovered Distribution Charges, which are equivalent to the sum of (i) 6.25% of the aggregate amount received by the Fund for Class C shares sold, plus (ii) interest calculated by applying the rate of 1% over the prevailing prime rate to the outstanding balance of Uncovered Distribution Charges of EVD of Class C, reduced by the aggregate amount of contingent deferred sales charges (see Note 5) and amounts theretofore paid or payable to EVD by Class C. The Fund paid or accrued to EVD $86,589 and $32,794 for Class C shares for the eleven months ended September 30, 2011 and the period ended October 31, 2010, respectively, representing 0.75% (annualized) of the average daily net assets of Class C shares. At September 30, 2011, the amount of Uncovered Distribution Charges of EVD calculated under the Class C Plan was approximately $808,000.

Pursuant to the Class C Plan, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder

17

Eaton Vance
Build America Bond Fund

September 30, 2011

Notes to Financial Statements — continued

accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD and, as such, are not subject to automatic discontinuance when there are no outstanding Uncovered Distribution Charges of EVD. Service fees paid or accrued for the eleven months ended September 30, 2011 and the period ended October 31, 2010 amounted to $28,863 and $10,905, respectively, for Class C shares.

5 Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) of 1% generally is imposed on redemptions of Class C shares made within one year of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 18 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. No CDSC is levied on shares which have been sold to EVM or its affiliates or to their respective employees or clients and may be waived under certain other limited conditions. CDSCs received on Class C redemptions are paid to EVD to reduce the amount of Uncovered Distribution Charges calculated under the Fund’s Class C Plan. CDSCs received on Class C redemptions when no Uncovered Distribution Charges exist are credited to the Fund. For the eleven months ended September 30, 2011, the Fund was informed that EVD received approximately $8,000 of CDSCs paid by Class C shareholders and no CDSCs paid by Class A shareholders. For the period ended October 31, 2010, the Fund was informed that EVD received approximately $1,000 of CDSCs paid by Class C shareholders and no CDSCs paid by Class A shareholders.

6 Purchases and Sales of Investments

Purchases and sales of investments by the Portfolio, including maturities and other than short-term obligations and investments transferred to the Fund, for the period from November 1, 2010 through February 28, 2011 aggregated $10,805,832 and $17,228,924, respectively. Purchases and sales of investments by the Fund, including maturities and other than short-term obligations and investments acquired in the transfer of assets from the Portfolio, for the period from March 1, 2011 through September 30, 2011 aggregated $3,970,045 and $7,874,419, respectively. Increases and decreases in the Fund’s investment in the Portfolio for the period from November 1, 2010 through February 28, 2011 were $8,369,035 and $59,877,438, respectively. Included in decreases is $45,573,321, representing the Fund’s interest in the Portfolio as of the close of business on February 28, 2011, which was exchanged for cash and securities of the Portfolio on that date having a fair value of $43,825,849 and cost of $44,796,902.

7 Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

	Period Ended	Period Ended
Class A	September 30, 2011(1)	October 31, 2010(2)

Sales	1,078,710	3,116,228
Issued to shareholders electing to receive payments of distributions in Fund shares	73,391	43,491
Redemptions	(1,693,359)	(681,703)

Net increase (decrease)	(541,258)	2,478,016

	Period Ended	Period Ended
Class C	September 30, 2011(1)	October 31, 2010(2)

Sales	540,542	1,239,315
Issued to shareholders electing to receive payments of distributions in Fund shares	38,554	11,851
Redemptions	(642,500)	(51,168)

Net increase (decrease)	(63,404)	1,199,998

18

Eaton Vance
Build America Bond Fund

September 30, 2011

Notes to Financial Statements — continued

	Period Ended	Period Ended
Class I	September 30, 2011(1)	October 31, 2010(2)

Sales	719,229	1,392,224
Issued to shareholders electing to receive payments of distributions in Fund shares	36,823	6,139
Redemptions	(973,404)	(106,881)

Net increase (decrease)	(217,352)	1,291,482

(1)	For the eleven months ended September 30, 2011.

(2)	For the period from the start of business, November 17, 2009, to October 31, 2010.

8 Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Fund at September 30, 2011, as determined on a federal income tax basis, were as follows:

Aggregate cost	$43,722,171

Gross unrealized appreciation	$5,307,343
Gross unrealized depreciation	(1,470)

Net unrealized appreciation	$5,305,873

9 Line of Credit

The Fund participates with other portfolios and funds managed by EVM and its affiliates in a $600 million ($450 million prior to September 12, 2011) unsecured line of credit agreement with a group of banks. Borrowings are made by the Fund solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.08% (0.10% prior to September 12, 2011) on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. The Fund did not have any significant borrowings or allocated fees during the eleven months ended September 30, 2011.

10 Liquidity Risk

The ability of municipalities to issue Build America Bonds expired on December 31, 2010. As a result, the number of Build America Bonds available in the market is limited and there can be no assurance that Build America Bonds will be actively traded. In addition, illiquidity may negatively affect the value of such bonds.

11 Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

19

Eaton Vance
Build America Bond Fund

September 30, 2011

Notes to Financial Statements — continued

At September 30, 2011, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total

Taxable Municipal Securities	$—	$45,986,111	$—	$45,986,111
Short-Term Investments	—	3,041,933	—	3,041,933

Total Investments	$—	$49,028,044	$—	$49,028,044

The Fund held no investments or other financial instruments as of October 31, 2010 whose fair value was determined using Level 3 inputs. At September 30, 2011, the value of investments transferred between Level 1 and Level 2, if any, during the eleven months then ended was not significant.

12 Fiscal Year-End Change

Effective March 1, 2011, the fiscal year-end of the Fund was changed from October 31 to September 30.

20

Eaton Vance
Build America Bond Fund

September 30, 2011

Report of Independent Registered Public Accounting Firm

To the Trustees of Eaton Vance Mutual Funds Trust and Shareholders of Eaton Vance Build America Bond Fund:

We have audited the accompanying statement of assets and liabilities of Eaton Vance Build America Bond Fund (the “Fund”) (one of the funds constituting Eaton Vance Mutual Funds Trust), including the portfolio of investments, as of September 30, 2011, and the related statements of operations, statements of changes in net assets and the financial highlights for the eleven month period ended September 30, 2011 and for the period from the start of business, November 17, 2009, to October 31, 2010. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of September 30, 2011, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Eaton Vance Build America Bond Fund, including the portfolio of investments, as of September 30, 2011, and the related statements of operations, statements of changes in net assets and the financial highlights for the eleven month period ended September 30, 2011 and for the period from the start of business, November 17, 2009, to October 31, 2010, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP
Boston, Massachusetts
November 18, 2011

21

Eaton Vance
Build America Bond Fund

September 30, 2011

Federal Tax Information (Unaudited)

The Form 1099-DIV you receive in January 2012 will show the tax status of all distributions paid to your account in calendar year 2011. Shareholders are advised to consult their own tax adviser with respect to the tax consequences of their investment in the Fund. As required by the Internal Revenue Code and/or regulations, shareholders must be notified within 60 days of the Fund’s fiscal year end regarding exempt-interest dividends.

22

Eaton Vance
Build America Bond Fund

September 30, 2011

Management and Organization

Fund Management. The Trustees of Eaton Vance Mutual Funds Trust (the Trust) are responsible for the overall management and supervision of the Trust’s affairs. The Trustees and officers of the Trust are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Trustees and officers of the Trust hold indefinite terms of office. The “Noninterested Trustees” consist of those Trustees who are not “interested persons” of the Trust, as that term is defined under the 1940 Act. The business address of each Trustee and officer is Two International Place, Boston, Massachusetts 02110. As used below, “EVC” refers to Eaton Vance Corp., “EV” refers to Eaton Vance, Inc., “EVM” refers to Eaton Vance Management, “BMR” refers to Boston Management and Research and “EVD” refers to Eaton Vance Distributors, Inc. EVC and EV are the corporate parent and trustee, respectively, of EVM and BMR. EVD is the Fund’s principal underwriter and a wholly-owned subsidiary of EVC. Each officer affiliated with Eaton Vance may hold a position with other Eaton Vance affiliates that is comparable to his or her position with EVM listed below. Each Trustee oversees 179 portfolios in the Eaton Vance Complex (including all master and feeder funds in a master feeder structure). Each officer serves as an officer of certain other Eaton Vance funds. Each Trustee and officer serves until his or her successor is elected.

Position(s)
	with the		Principal Occupation(s) and Directorships
Name and Year of Birth	Trust	Length of Service	During Past Five Years and Other Relevant Experience

Interested Trustee

Thomas E. Faust Jr. 1958	Trustee	Since 2007	Chairman, Chief Executive Officer and President of EVC, Director and President of EV, Chief Executive Officer and President of EVM and BMR, and Director of EVD. Trustee and/or officer of 179 registered investment companies and 1 private investment company managed by EVM or BMR. Mr. Faust is an interested person because of his positions with EVM, BMR, EVD, EVC and EV, which are affiliates of the Trust.
Directorships in the Last Five Years.(1) Director of EVC.

Noninterested Trustees

Scott E. Eston 1956	Trustee	Since 2011	Private investor; formerly held various positions at Grantham, Mayo, Van Otterloo and Co., L.L.C. (investment management firm) (1997-2009), including Chief Operating Officer (2002-2009), Chief Financial Officer (1997-2009) and Chairman of the Executive Committee (2002-2008); President and Principal Executive Officer, GMO Trust (2006-2009) (open-end registered investment company); Partner, Coopers and Lybrand L.L.P. (public accounting firm) (1987-1997).
Directorships in the Last Five Years. None.

Benjamin C. Esty 1963	Trustee	Since 2005	Roy and Elizabeth Simmons Professor of Business Administration and Finance Unit Head, Harvard University Graduate School of Business Administration. Directorships in the Last Five Years.(1) None.

Allen R. Freedman 1940	Trustee	Since 2007	Private Investor. Former Chairman (2002-2004) and a Director (1983-2004) of Systems & Computer Technology Corp. (provider of software to higher education). Formerly, a Director of Loring Ward International (fund distributor) (2005-2007). Former Chairman and a Director of Indus International, Inc. (provider of enterprise management software to the power generating industry) (2005-2007). Former Chief Executive Officer of Assurant, Inc. (insurance provider) (1979-2000).
Directorships in the Last Five Years.(1) Director of Stonemor Partners, L.P. (owner and operator of cemeteries). Formerly, Director of Assurant, Inc. (insurance provider) (1979-2011).

William H. Park 1947	Trustee	Since 2003	Consultant and private investor. Formerly, Chief Financial Officer, Aveon Group L.P. (investment management firm) (2010-2011). Formerly, Vice Chairman, Commercial Industrial Finance Corp. (specialty finance company) (2006-2010). Formerly, President and Chief Executive Officer, Prizm Capital Management, LLC (investment management firm) (2002-2005). Formerly, Executive Vice President and Chief Financial Officer, United Asset Management Corporation (investment management firm) (1982-2001). Formerly, Senior Manager, Price Waterhouse (now PricewaterhouseCoopers) (an independent registered public accounting firm) (1972-1981).
Directorships in the Last Five Years.(1) None.

Ronald A. Pearlman 1940	Trustee	Since 2003	Professor of Law, Georgetown University Law Center. Formerly, Deputy Assistant Secretary (Tax Policy) and Assistant Secretary (Tax Policy), U.S. Department of the Treasury (1983-1985). Formerly, Chief of Staff, Joint Committee on Taxation, U.S. Congress (1988-1990).
Directorships in the Last Five Years.(1) None.

23

Eaton Vance
Build America Bond Fund

September 30, 2011

Management and Organization — continued

Position(s)
	with the		Principal Occupation(s) and Directorships
Name and Year of Birth	Trust	Length of Service	During Past Five Years and Other Relevant Experience

Noninterested Trustees (continued)

Helen Frame Peters 1948	Trustee	Since 2008	Professor of Finance, Carroll School of Management, Boston College. Formerly, Dean, Carroll School of Management, Boston College (2000-2002). Formerly, Chief Investment Officer, Fixed Income, Scudder Kemper Investments (investment management firm) (1998-1999). Formerly, Chief Investment Officer, Equity and Fixed Income, Colonial Management Associates (investment management firm) (1991-1998).
Directorships in the Last Five Years.(1) Formerly, Director of BJ’s Wholesale Club, Inc. (wholesale club retailer) (2004-2011). Formerly, Trustee of SPDR Index Shares Funds and SPDR Series Trust (exchange traded funds) (2000-2009). Formerly, Director of Federal Home Loan Bank of Boston (a bank for banks) (2007-2009).

Lynn A. Stout 1957	Trustee	Since 1998	Paul Hastings Professor of Corporate and Securities Law (since 2006) and Professor of Law (2001-2006), University of California at Los Angeles School of Law.
Directorships in the Last Five Years.(1) None.

Harriett Tee Taggart 1948	Trustee	Since 2011	Managing Director, Taggart Associates (a professional practice firm); formerly, Partner and Senior Vice President, Wellington Management Company, LLP (investment management firm) (1983-2006).
Directorships in the Last Five Years. Director of Albemarle Corporation (chemicals manufacturer) (since 2007) and The Hanover Group (specialty property and casualty insurance company) (since 2009). Formerly, Director of Lubrizol Corporation (specialty chemicals) (2007-2011).

Ralph F. Verni 1943	Chairman of the Board and Trustee	Chairman of the Board since 2007 and Trustee since 2005	Consultant and private investor. Formerly, Chief Investment Officer (1982-1992), Chief Financial Officer (1988-1990) and Director (1982-1992), New England Life. Formerly, Chairperson, New England Mutual Funds (1982-1992). Formerly, President and Chief Executive Officer, State Street Management & Research (1992-2000). Formerly, Chairperson, State Street Research Mutual Funds (1992-2000). Formerly, Director, W.P. Carey, LLC (1998-2004) and First Pioneer Farm Credit Corp. (2002-2006).
Directorships in the Last Five Years.(1) None.

Principal Officers who are not Trustees
Position(s)
	with the	Length of	Principal Occupation(s)
Name and Year of Birth	Trust	Service	During Past Five Years

Duncan W. Richardson 1957	President	Since 2011(2)	Director of EVC and Executive Vice President and Chief Equity Investment Officer of EVC, EVM and BMR.

Payson F. Swaffield 1956	Vice President	Since 2011	Chief Income Investment Officer of EVC. Vice President of EVM and BMR.

Barbara E. Campbell 1957	Treasurer	Since 2005	Vice President of EVM and BMR.

Maureen A. Gemma 1960	Vice President, Secretary and Chief Legal Officer	Vice President since 2011, Secretary since 2007 and Chief Legal Officer since 2008	Vice President of EVM and BMR.

Paul M. O’Neil 1953	Chief Compliance Officer	Since 2004	Vice President of EVM and BMR.

(1)	During their respective tenures, the Trustees (except Eston and Taggart) also served as trustees of one or more of the following Eaton Vance funds (which operated in the years noted): Eaton Vance Credit Opportunities Fund (launched in 2005 and terminated in 2010); Eaton Vance Insured Florida Plus Municipal Bond Fund (launched in 2002 and terminated in 2009); and Eaton Vance National Municipal Income Trust (launched in 1998 and terminated in 2009).

(2)	Prior to 2011, Mr. Richardson was Vice President of the Trust since 2001.

The SAI for the Fund includes additional information about the Trustees and officers of the Fund and can be obtained without charge on Eaton Vance’s website at www.eatonvance.com or by calling 1-800-262-1122.

24

Eaton Vance
Build America Bond Fund

September 30, 2011

IMPORTANT NOTICES

Privacy. The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•	Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•	None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker/dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•	We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy only applies to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents. The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of its portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

25

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Investment Adviser
Boston Management and Research
Two International Place
Boston, MA 02110

Administrator
Eaton Vance Management
Two International Place
Boston, MA 02110

Principal Underwriter*
Eaton Vance Distributors, Inc.
Two International Place
Boston, MA 02110
(617) 482-8260

Custodian
State Street Bank and Trust Company
200 Clarendon Street
Boston, MA 02116

Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Attn: Eaton Vance Funds
P.O. Box 9653
Providence, RI 02940-9653
(800) 262-1122

Independent Registered Public Accounting Firm
Deloitte & Touche LLP
200 Berkeley Street
Boston, MA 02116-5022

Fund Offices
Two International Place
Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

4595-11/11	BABSRC

Item 2. Code of Ethics
The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.
Item 3. Audit Committee Financial Expert
The registrant’s Board has designated William H. Park, an independent trustee, as its audit committee financial expert. Mr. Park is a certified public accountant who is a consultant and private investor. Previously, he served as the Chief Financial Officer of Aveon Group, L.P. (an investment management firm), as the Vice Chairman of Commercial Industrial Finance Corp. (specialty finance company), as President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm), as Executive Vice President and Chief Financial Officer of United Asset Management

Corporation (an institutional investment management firm) and as a Senior Manager at Price Waterhouse (now PricewaterhouseCoopers) (an independent registered public accounting firm).
Item 4. Principal Accountant Fees and Services

(a)-(d)
Eaton Vance Atlanta Capital Horizon Growth Fund (formerly, Eaton Vance Tax-Managed Mid-Cap Core Fund) and Eaton Vance Build America Bond Fund (the “Fund(s)”) are series of Eaton Vance Mutual Funds Trust (the “Trust”), a Massachusetts business trust, which, including the Funds, contains a total of 32 series (the “Series”). The Trust is registered under the Investment Company Act of 1940 as an open-end management investment company. This Form N-CSR relates to the Funds’ annual reports.
Each Fund recently changed its fiscal-year end from October 31 to September 30. Accordingly, the following tables present the aggregate fees billed to each Fund for the Fund’s respective fiscal year ended October 31, 2009 and October 31, 2010, as applicable, and the fiscal period from November 1, 2010 to September 30, 2011 by the Fund’s principal accountant, Deloitte & Touche LLP (“D&T”), for professional services rendered for the audit of the Funds’ annual financial statements and fees billed for other services rendered by D&T for the same time periods.
Eaton Vance Atlanta Capital Horizon Growth Fund

Fiscal Years Ended	10/31/09	10/31/10	9/30/11

Audit Fees	$10,225	$10,225	$10,315
Audit-Related Fees(1)	$0	$0	$0
Tax Fees(2)	$7,010	$7,010	$7,080
All Other Fees(3)	$1,500	$1,400	$300

Total	$18,735	$18,635	$17,695

Eaton Vance Build America Bond Fund*

Fiscal Years Ended	10/31/10	9/30/11

Audit Fees	$11,550	$21,550
Audit-Related Fees(1)	$0	$0
Tax Fees(2)	$8,000	$8,500
All Other Fees(3)	$500	$300

Total	$20,050	$30,350

*	Eaton Vance Build America Bond Fund commenced operations on November 17, 2009.

(1)	Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of financial statements and are not reported under the category of audit fees.

(2)	Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation.

(3)	All other fees consist of the aggregate fees billed for products and services provided by the principal accountant other than audit, audit-related, and tax services.

The various Series comprising the Trust have differing fiscal year ends (January 31, September 30, October 31 or December 31). The following table presents the aggregate audit, audit-related, tax, and other fees billed to all of the Series in the Trust by D&T for the last two fiscal years of each Series and the fiscal period from November 1, 2010 to September 30, 2011.

Fiscal Years Ended*	10/31/09	12/31/09	10/31/10	12/31/10	1/31/11**	9/30/11

Audit Fees	$529,055	$111,770	$527,835	$90,920	$21,550	$31,865
Audit-Related Fees(1)	$0	$0	$0	$0	$0	$0
Tax Fees(2)	$256,590	$29,930	$258,500	$27,000	$11,500	$15,580
All Other Fees(3)	$44,500	$8,000	$28,500	$4,900	$500	$600

Total	$830,145	$149,700	$814,835	$122,820	$33,550	$48,045

*	Information is not presented for fiscal year ended 9/30/10 or 1/31/10, as no Series in the Trust with such fiscal year ends were in operation during those periods.

**	Series commenced operations on April 1, 2010.

(1)	Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of financial statements and are not reported under the category of audit fees.

(2)	Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation.

(3)	All other fees consist of the aggregate fees billed for products and services provided by the principal accountant other than audit, audit-related, and tax services.
(e)(1) The registrant’s audit committee has adopted policies and procedures relating to the pre-approval of services provided by the registrant’s principal accountant (the “Pre-Approval Policies”). The Pre-Approval Policies establish a framework intended to assist the audit committee in the proper discharge of its pre-approval responsibilities. As a general matter, the Pre-Approval Policies (i) specify certain types of audit, audit-related, tax, and other services determined to be pre-approved by the audit committee; and (ii) delineate specific procedures governing the mechanics of the pre-approval process, including the approval and monitoring of audit and non-audit service fees. Unless a service is specifically pre-approved under the Pre-Approval Policies, it must be separately pre-approved by the audit committee.
The Pre-Approval Policies and the types of audit and non-audit services pre-approved therein must be reviewed and ratified by the registrant’s audit committee at least annually. The registrant’s audit committee maintains full responsibility for the appointment, compensation, and oversight of the work of the registrant’s principal accountant.
(e)(2) No services described in paragraphs (b)-(d) above were approved by the registrant’s audit committee pursuant to the “de minimis exception” set forth in Rule 2-01(c)(7)(i)(C) of Regulation S-X.
(f) Not applicable.

(g) The following table presents (i) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed for services rendered to all of the Series in the Trust by D&T for the last two fiscal years of each Series and the fiscal period from November 1, 2010 to September 31, 2011; and (ii) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to the Eaton Vance organization by D&T for the last two fiscal years of each Series.

Fiscal Years Ended	10/31/09	12/31/09	10/31/10	12/31/10	1/31/11*	9/30/11

Registrant(1)	$301,090	$37,930	$287,000	$31,900	$12,000	$16,180
Eaton Vance(2)	$280,861	$288,295	$278,901	$250,973	$205,107	$226,431

*	Series commenced operations on April 1, 2010.

(1)	Includes all of the Series of the Trust. During the fiscal years reported above, certain of the Funds were “feeder” funds in a “master-feeder” fund structure or funds of funds.

(2)	Various subsidiaries of Eaton Vance Corp. act in either an investment advisory and/or service provider capacity with respect to the Series and/or their respective “master” funds (if applicable).
(h) The registrant’s audit committee has considered whether the provision by the registrant’s principal accountant of non-audit services to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X is compatible with maintaining the principal accountant’s independence.
Item 5. Audit Committee of Listed Registrants
Not required in this filing.
Item 6. Schedule of Investments
Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies
Not required in this filing.
Item 8. Portfolio Managers of Closed-End Management Investment Companies
Not required in this filing.
Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers
Not required in this filing.

Item 10. Submission of Matters to a Vote of Security Holders
No Material Changes.
Item 11. Controls and Procedures
(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.
(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 12. Exhibits

(a)(1)	Registrant’s Code of Ethics — Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Mutual Funds Trust
By:	/s/ Duncan W. Richardson
Duncan W. Richardson
President

Date: November 21, 2011
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Barbara E. Campbell
Barbara E. Campbell
Treasurer

Date: November 21, 2011

By:	/s/ Duncan W. Richardson
Duncan W. Richardson
President

Date: November 21, 2011